STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
EVENT LINKED BONDS - 81.1%
Europe - 0.2%
Earthquake - 0.0% (a)
Azzurro Re II Class A
(3 Month Euribor + 4.500%), 01/17/2024 (b)(c)(d)(e) (Cost: $487,485; Original Acquisition Date: 07/06/2020)	EUR	431,000	$488,829

Windstorm - 0.2%
Hexagon III Re Pte. Class B
(3 Month Euribor + 11.000%), 01/15/2026 (b)(c)(d)(e) (Cost: $2,250,098; Original Acquisition Date: 11/23/2021)		2,000,000	2,266,158

			2,754,987

Global - 14.0%
Earthquake - 1.0%
Acorn Re 2021-1 Class A
(T-Bill 3 Month + 2.500%), 11/07/2024 (b)(c)(d)(e)(f) (Cost: $13,497,512; Original Acquisition Date: 10/25/2021)		$13,500,000	13,405,500
IBRD CAR 123 Class A
(3 Month Libor USD + 5.500%), 12/02/2022 (b)(c)(d)(e) (Cost: $1,814,388; Original Acquisition Date: 11/15/2019)		1,812,000	1,813,540

			15,219,040

Multiperil - 13.0%
2001 Cat Re 2020-1 Class A
(T-Bill 3 Month + 12.480%), 01/08/2024 (b)(c)(d)(e) (Cost: $5,750,000; Original Acquisition Date: 11/13/2020)		5,750,000	5,874,488
3264 Re 2020-1 Class A
(T-Bill 3 Month + 9.750%), 02/07/2023 (b)(c)(d)(e) (Cost: $1,500,000; Original Acquisition Date: 01/17/2020)		1,500,000	1,523,850
3264 Re 2022-1 Class A
(T-Bill 3 Month + 19.000%), 01/08/2025 (b)(c)(d)(e) (Cost: $9,000,000; Original Acquisition Date: 12/16/2021)		9,000,000	8,939,651
Atlas Capital 2020 DAC 2020-1
(T-Bill 3 Month + 8.700%), 06/10/2024 (b)(c)(d)(e)(g) (Cost: $7,865,000; Original Acquisition Date: 04/23/2020)		7,865,000	8,288,530
Atlas Capital UK 2018 PLC
(3 Month Libor USD + 7.040%), 06/07/2022 (b)(c)(d)(e) (Cost: $8,750,000; Original Acquisition Date: 05/25/2018)		8,750,000	8,779,312
Atlas Capital UK 2019 PLC 2019-1
(3 Month Libor USD + 12.240%), 06/07/2023 (b)(c)(d)(e)(g) (Cost: $4,436,000; Original Acquisition Date: 05/24/2019)		4,436,000	4,630,740
Claveau Re 2021-1 Class A
(T-Bill 3 Month + 17.250%), 07/08/2025 (b)(c)(d)(e) (Cost: $10,000,000; Original Acquisition Date: 07/01/2021)		10,000,000	9,536,500
Herbie Re 2021-1 Class A
(T-Bill 3 Month + 17.250%), 06/06/2025 (b)(c)(d)(e) (Cost: $5,750,000; Original Acquisition Date: 05/19/2021)		5,750,000	5,593,025
Hypatia Ltd. 2020-1 Class A
(T-Bill 3 Month + 7.275%), 06/07/2023 (b)(c)(d)(e)(g) (Cost: $3,763,000; Original Acquisition Date: 07/10/2020)		3,763,000	3,925,938
Hypatia Ltd. 2020-1 Class B
(T-Bill 3 Month + 10.375%), 06/07/2023 (b)(c)(d)(e) (Cost: $5,789,000; Original Acquisition Date: 07/10/2020)		5,789,000	6,106,527
Kendall Re 2021-1 Class A
(T-Bill 3 Month + 4.000%), 05/02/2024 (b)(c)(d)(e) (Cost: $11,250,000; Original Acquisition Date: 04/19/2021)		11,250,000	11,070,000
Kendall Re 2021-1 Class B
(T-Bill 3 Month + 6.250%), 05/02/2024 (b)(c)(d)(e) (Cost: $8,500,000; Original Acquisition Date: 04/19/2021)		8,500,000	8,458,350
Kilimanjaro III Re 2021-1 Class A-1
(T-Bill 3 Month + 11.250%), 04/21/2025 (b)(c)(d)(e) (Cost: $8,258,679; Original Acquisition Date: 04/08/2021)		8,250,000	8,260,725
Kilimanjaro III Re 2021-1 Class B-1
(T-Bill 3 Month + 4.500%), 04/21/2025 (b)(c)(d)(e) (Cost: $2,500,000; Original Acquisition Date: 04/08/2021)		2,500,000	2,522,250

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 13.0% (continued)
Kilimanjaro III Re 2021-1 Class C-1
(T-Bill 3 Month + 4.250%), 04/21/2025 (b)(c)(d)(e) (Cost: $2,250,000; Original Acquisition Date: 04/08/2021)	$2,250,000	$2,298,150
Kilimanjaro III Re 2021-2 Class A-2
(T-Bill 3 Month + 11.250%), 04/20/2026 (b)(c)(d)(e)(g) (Cost: $6,750,000; Original Acquisition Date: 04/08/2021)	6,750,000	6,717,600
Kilimanjaro III Re 2021-2 Class B-2
(T-Bill 3 Month + 4.500%), 04/20/2026 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 04/08/2021)	3,000,000	3,029,850
Kilimanjaro III Re 2021-2 Class C-2
(T-Bill 3 Month + 4.250%), 04/20/2026 (b)(c)(d)(e)(g) (Cost: $2,750,000; Original Acquisition Date: 04/08/2021)	2,750,000	2,804,862
Kilimanjaro Re II 2017-2 Class A-2
(6 Month Libor USD + 10.610%), 04/20/2022 (b)(c)(d)(e) (Cost: $1,571,000; Original Acquisition Date: 04/06/2017)	1,571,000	1,564,323
Kilimanjaro Re II 2017-2 Class B-2
(6 Month Libor USD + 7.910%), 04/20/2022 (b)(c)(d)(e) (Cost: $2,357,000; Original Acquisition Date: 04/06/2017)	2,357,000	2,360,535
Kilimanjaro Re II 2017-2 Class C-2
(6 Month Libor USD + 6.300%), 04/20/2022 (b)(c)(d)(e)(g) (Cost: $6,251,000; Original Acquisition Date: 04/06/2017)	6,260,000	6,260,000
Matterhorn Re Ltd 2020-2 Class A
(T-Bill 3 Month + 5.000%), 01/08/2024 (b)(c)(d)(e)(f) (Cost: $7,410,792; Original Acquisition Date: 01/29/2020)	7,451,000	7,124,646
Matterhorn Re Ltd SR2021-1 Class A
(SOFR + 5.915%), 12/07/2025 (b)(c)(d)(e) (Cost: $3,750,000; Original Acquisition Date: 12/15/2021)	3,750,000	3,740,738
Northshore Re 2018-1 Class A
(3 Month Libor USD + 8.010%), 07/08/2022 (b)(c)(d)(e)(g) (Cost: $19,008,272; Original Acquisition Date: 07/02/2018)	19,010,000	19,175,387
Northshore Re II 2019-1 Class A
(T-Bill 3 Month + 7.310%), 07/07/2023 (b)(c)(d)(e)(g) (Cost: $14,421,076; Original Acquisition Date: 06/21/2019)	14,095,000	14,522,079
Sakura Re 2021-1 Class A
(T-Bill 3 Month + 2.250%), 04/07/2025 (b)(c)(d)(e) (Cost: $6,250,000; Original Acquisition Date: 03/24/2021)	6,250,000	6,280,625
Sakura Re 2021-1 Class B
(T-Bill 3 Month + 4.000%), 04/07/2025 (b)(c)(d)(e) (Cost: $10,250,000; Original Acquisition Date: 03/24/2021)	10,250,000	10,441,675
Vista Re 2021-1 Class A
(T-Bill 3 Month + 6.750%), 05/21/2024 (b)(c)(d)(e)(g) (Cost: $15,000,000; Original Acquisition Date: 04/26/2021)	15,000,000	15,082,500

		194,912,856

		210,131,896

Great Britain - 0.2%
Terrorism - 0.2%
Baltic PCC 2019-1 Class A
(T-Bill 3 Month + 6.090%), 03/07/2022 (b)(c)(d)(e)(h) (Cost: $2,906,566; Original Acquisition Date: 02/15/2019)	2,300,000	3,097,135

Jamaica - 1.1%
Windstorm - 1.1%
IBRD CAR 130
(SOFR + 4.450%), 12/29/2023 (b)(c)(d)(e) (Cost: $16,000,000; Original Acquisition Date: 07/19/2021)	16,000,000	16,063,200

Japan - 5.2%
Earthquake - 3.8%
Kizuna Re III 2021-1 Class A
(T-Bill 3 Month + 2.000%), 04/07/2026 (b)(c)(d)(e) (Cost: $2,000,000; Original Acquisition Date: 03/22/2021)	2,000,000	2,002,100
Nakama Re 2018-1 Class 1
(3 Month Libor USD + 2.000%), 04/13/2023 (b)(c)(d)(e)(g) (Cost: $15,240,196; Original Acquisition Date: 02/22/2018)	15,256,000	15,256,763

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Earthquake - 3.8% (continued)
Nakama Re 2018-1 Class 2
(3 Month Libor USD + 3.000%), 04/13/2023 (b)(c)(d)(e)(f)(g) (Cost: $6,621,426; Original Acquisition Date: 02/22/2018)	$6,638,000	$6,647,957
Nakama Re 2020-1 Class 1
(T-Bill 3 Month + 2.200%), 01/07/2025 (b)(c)(d) (Cost: $1,129,000; Original Acquisition Date: 02/04/2020)	1,129,000	1,136,338
Nakama Re Pte. 2021-1 Class 1
(T-Bill 3 Month + 2.050%), 10/13/2026 (b)(c)(d)(e) (Cost: $22,000,000; Original Acquisition Date: 09/22/2021)	22,000,000	22,051,700
Nakama Re Pte. 2021-1 Class 2
(T-Bill 3 Month + 2.750%), 10/13/2026 (b)(c)(d)(e) (Cost: $10,250,000; Original Acquisition Date: 09/22/2021)	10,250,000	10,260,763

		57,355,621

Multiperil - 1.4%
Akibare Re 2018-1 Class A
(3 Month Libor USD + 1.930%), 04/07/2022 (b)(c)(d)(e)(f)(g) (Cost: $9,157,600; Original Acquisition Date: 03/22/2018)	9,195,000	9,162,817
Akibare Re 2018-1 Class B
(3 Month Libor USD + 1.900%), 04/07/2022 (b)(c)(d)(e)(f)(g) (Cost: $7,496,800; Original Acquisition Date: 03/22/2018)	7,513,000	7,503,233
Umigame Re 2021-1 Class A-1
(T-Bill 3 Month + 2.250%), 04/07/2025 (b)(c)(d)(e) (Cost: $1,750,000; Original Acquisition Date: 06/18/2021)	1,750,000	1,755,163
Umigame Re 2021-1 Class A-2
(T-Bill 3 Month + 2.500%), 04/07/2025 (b)(c)(d)(e) (Cost: $1,000,000; Original Acquisition Date: 06/18/2021)	1,000,000	1,003,900
Umigame Re 2021-1 Class B
(T-Bill 3 Month + 4.750%), 04/07/2025 (b)(c)(d)(e) (Cost: $750,000; Original Acquisition Date: 06/18/2021)	750,000	755,100

		20,180,213

		77,535,834

Mexico - 1.1%
Earthquake - 0.6%
IBRD CAR 125 Class A
(3 Month Libor USD + 3.500%), 03/13/2024 (b)(c)(d)(e)(f) (Cost: $5,631,000; Original Acquisition Date: 02/28/2020)	5,631,000	5,660,563
IBRD CAR 126 Class B
(3 Month Libor USD + 9.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $3,126,262; Original Acquisition Date: 02/28/2020)	3,111,000	3,129,510

		8,790,073

Windstorm - 0.5%
IBRD CAR 127 Class C
(3 Month Libor USD + 10.000%), 03/13/2024 (b)(c)(d)(e)(f) (Cost: $7,548,143; Original Acquisition Date: 02/28/2020)	7,521,000	7,690,599

		16,480,672

United States - 59.3%
Earthquake - 10.4%
Logistics Re 2021-1 Class A
(T-Bill 3 Month + 3.500%), 12/20/2024 (b)(c)(d)(e) (Cost: $3,500,000; Original Acquisition Date: 12/10/2021)	3,500,000	3,498,222
Merna Re II 2019-1 Class A
(T-Bill 3 Month + 2.000%), 04/07/2022 (b)(c)(d)(e) (Cost: $1,996,431; Original Acquisition Date: 03/24/2020)	2,000,000	1,998,500
Merna Re II 2021-1 Class A
(T-Bill 3 Month + 3.750%), 04/05/2024 (b)(c)(d)(e)(g) (Cost: $3,500,000; Original Acquisition Date: 03/26/2021)	3,500,000	3,555,125
Phoenician Re 2021-1 Class A
(T-Bill 3 Month + 2.500%), 12/14/2028 (b)(c)(d)(e) (Cost: $4,976,750; Original Acquisition Date: 12/01/2021)	5,000,000	4,997,195
Phoenician Re Ltd. 2020-1 Class A
(T-Bill 3 Month + 3.000%), 12/14/2023 (b)(c)(d)(e)(g) (Cost: $5,000,000; Original Acquisition Date: 11/24/2020)	5,000,000	5,070,750

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Earthquake - 10.4% (continued)
Phoenician Re Ltd. 2020-2 Class A
(T-Bill 3 Month + 2.900%), 12/14/2023 (b)(c)(d)(e)(g) (Cost: $3,000,000; Original Acquisition Date: 12/08/2020)	$3,000,000	$3,040,650
Sierra 2020-1 Class A
(T-Bill 3 Month + 3.250%), 12/28/2022 (b)(c)(d)(e)(f) (Cost: $2,000,000; Original Acquisition Date: 12/20/2019)	2,000,000	2,006,900
Sierra 2020-1 Class B
(T-Bill 3 Month + 5.750%), 12/28/2022 (b)(c)(d)(e)(f) (Cost: $3,750,000; Original Acquisition Date: 12/20/2019)	3,750,000	3,774,937
Sierra 2021-1 Class A
(T-Bill 3 Month + 2.700%), 01/31/2024 (b)(c)(d)(e)(g) (Cost: $2,250,000; Original Acquisition Date: 01/25/2021)	2,250,000	2,250,338
Sierra 2021-1 Class B
(T-Bill 3 Month + 4.750%), 01/31/2024 (b)(c)(d)(e) (Cost: $1,000,000; Original Acquisition Date: 01/25/2021)	1,000,000	1,000,400
Sutter Re 2020-1 Class A
(T-Bill 3 Month + 5.040%), 05/23/2023 (b)(c)(d)(e) (Cost: $3,051,999; Original Acquisition Date: 01/11/2022)	3,000,000	3,048,300
Sutter Re 2020-2 Class A
(T-Bill 3 Month + 5.040%), 06/06/2022 (b)(c)(d)(e) (Cost: $16,781,000; Original Acquisition Date: 05/13/2020)	16,781,000	16,855,675
Sutter Re 2020-2 Class F
(T-Bill 3 Month + 8.660%), 06/06/2022 (b)(c)(d)(e) (Cost: $15,523,000; Original Acquisition Date: 05/13/2020)	15,523,000	15,654,946
Torrey Pines Re 2021-1 Class A
(T-Bill 3 Month + 4.000%), 06/07/2024 (b)(c)(d)(e)(g) (Cost: $9,204,363; Original Acquisition Date: 03/12/2021)	9,200,000	9,205,520
Torrey Pines Re 2021-1 Class B
(T-Bill 3 Month + 5.250%), 06/07/2024 (b)(c)(d)(e) (Cost: $12,757,614; Original Acquisition Date: 03/12/2021)	12,750,000	12,851,363
Ursa Re 2019-1 Class C
(T-Bill 3 Month + 5.750%), 12/10/2022 (b)(c)(d)(e)(f)(g) (Cost: $23,369,898; Original Acquisition Date: 11/20/2019)	23,348,000	23,554,630
Ursa Re II 2020-1 Class AA
(T-Bill 3 Month + 3.750%), 12/07/2023 (b)(c)(d)(e)(g) (Cost: $17,375,029; Original Acquisition Date: 10/08/2020)	17,217,000	17,320,302
Ursa Re II 2020-1 Class D
(T-Bill 3 Month + 6.250%), 12/07/2023 (b)(c)(d)(e)(g) (Cost: $14,697,000; Original Acquisition Date: 10/08/2020)	14,697,000	15,037,970
Ursa Re II 2021-1 Class F
(T-Bill 3 Month + 6.190%), 12/06/2024 (b)(c)(d)(e)(g) (Cost: $9,750,000; Original Acquisition Date: 02/25/2021)	9,750,000	9,784,125
Wrigley Re 2021-1 Class A
(T-Bill 3 Month + 2.400%), 07/08/2024 (b)(c)(d)(e) (Cost: $750,000; Original Acquisition Date: 06/17/2021)	750,000	749,700

		155,255,548

Fire - 1.2%
Power Protective Re 2020-1 Class A
(T-Bill 3 Month + 10.750%), 12/15/2023 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 12/03/2020)	4,000,000	3,981,800
Power Protective Re 2021-1 Class A
(T-Bill 3 Month + 15.000%), 10/09/2024 (b)(c)(d)(e) (Cost: $2,750,000; Original Acquisition Date: 09/29/2021)	2,750,000	2,747,112
SD Re 2020-1 Class A
(T-Bill 3 Month + 9.750%), 07/14/2023 (b)(c)(d)(e)(f) (Cost: $1,438,000; Original Acquisition Date: 07/02/2020)	1,438,000	1,444,759
SD Re 2021-1 Class A
(T-Bill 3 Month + 8.750%), 11/19/2024 (b)(c)(d)(e) (Cost: $2,750,000; Original Acquisition Date: 10/18/2021)	2,750,000	2,750,275
SD Re 2021-1 Class B
(T-Bill 3 Month + 9.250%), 11/19/2024 (b)(c)(d)(e) (Cost: $7,750,000; Original Acquisition Date: 10/18/2021)	7,750,000	7,746,513

		18,670,459

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Flood - 5.5%
FloodSmart Re 2019 Class A
(T-Bill 3 Month + 11.830%), 03/07/2022 (b)(c)(d)(e)(g) (Cost: $17,774,416; Original Acquisition Date: 04/10/2019)	$17,797,000	$17,890,434
FloodSmart Re 2019 Class B
(T-Bill 3 Month + 15.080%), 03/07/2022 (b)(c)(d)(e) (Cost: $2,115,262; Original Acquisition Date: 04/10/2019)	2,118,000	2,126,472
FloodSmart Re 2020 Class A
(T-Bill 3 Month + 11.580%), 02/27/2023 (b)(c)(d)(e)(f)(g) (Cost: $25,000,899; Original Acquisition Date: 02/14/2020)	25,014,000	24,787,624
FloodSmart Re 2020 Class B
(T-Bill 3 Month + 15.080%), 02/27/2023 (b)(c)(d)(e)(g) (Cost: $9,000,000; Original Acquisition Date: 02/14/2020)	9,000,000	8,850,150
FloodSmart Re 2021-1 Class A
(T-Bill 3 Month + 13.000%), 03/01/2024 (b)(c)(d)(e)(g) (Cost: $21,500,000; Original Acquisition Date: 02/16/2021)	21,500,000	21,292,525
FloodSmart Re 2021-1 Class B
(T-Bill 3 Month + 16.750%), 03/01/2024 (b)(c)(d)(e)(g) (Cost: $7,018,903; Original Acquisition Date: 02/16/2021)	7,000,000	6,845,300

		81,792,505

Mortality/Longevity/Disease - 1.8%
La Vie Re 2020-1 Class A
(3 Month Libor USD + 2.850%), 10/06/2023 (b)(c)(d)(e)(g) (Cost: $2,250,000; Original Acquisition Date: 10/19/2020)	2,250,000	2,249,550
Vita Capital VI 2021-1 Class B
(SOFR + 3.124%), 01/08/2026 (b)(c)(d)(e) (Cost: $8,000,000; Original Acquisition Date: 07/02/2021)	8,000,000	7,940,000
Vitality Re X 2019 Class B
(T-Bill 3 Month + 2.000%), 01/10/2023 (b)(c)(d)(e)(g) (Cost: $3,721,486; Original Acquisition Date: 01/17/2019)	3,750,000	3,677,062
Vitality Re XI Limited 2020 Class A
(T-Bill 3 Month + 1.500%), 01/09/2024 (b)(c)(d)(e)(g) (Cost: $2,177,721; Original Acquisition Date: 01/23/2020)	2,200,000	2,148,080
Vitality Re XI Limited 2020 Class B
(T-Bill 3 Month + 1.800%), 01/09/2024 (b)(c)(d)(e)(g) (Cost: $3,656,988; Original Acquisition Date: 01/23/2020)	3,750,000	3,631,875
Vitality Re XII 2021 Class A
(T-Bill 3 Month + 2.250%), 01/07/2025 (b)(c)(d)(e)(g) (Cost: $4,500,000; Original Acquisition Date: 01/29/2021)	4,500,000	4,462,875
Vitality Re XII 2021 Class B
(T-Bill 3 Month + 2.750%), 01/07/2025 (b)(c)(d)(e)(g) (Cost: $3,000,000; Original Acquisition Date: 01/29/2021)	3,000,000	2,938,650

		27,048,092

Multiperil - 25.3%
Armor Re II 2019-1 Class A
(T-Bill 3 Month + 6.420%), 06/08/2022 (b)(c)(d)(e) (Cost: $9,018,349; Original Acquisition Date: 05/09/2019)	9,031,000	9,149,306
Bonanza Re 2020-1 Class A
(T-Bill 3 Month + 4.870%), 02/20/2024 (b)(c)(d)(e) (Cost: $11,341,279; Original Acquisition Date: 02/13/2020)	11,275,000	11,429,467
Bowline 2018-1 Class A
(T-Bill 3 Month + 4.760%), 05/23/2022 (b)(c)(d)(e)(g) (Cost: $16,931,246; Original Acquisition Date: 05/10/2018)	16,938,000	17,044,709
Bowline Re 2019-1 Class A
(T-Bill 3 Month + 4.500%), 03/20/2023 (b)(c)(d)(e)(g) (Cost: $4,017,000; Original Acquisition Date: 03/08/2019)	4,017,000	4,060,384
Bowline Re 2019-1 Class B
(T-Bill 3 Month + 8.850%), 03/20/2023 (b)(c)(d)(e)(f) (Cost: $5,433,025; Original Acquisition Date: 03/08/2019)	5,438,000	5,473,074
Caelus Re 2018-1 Class A
(T-Bill 3 Month + 0.500%), 06/09/2025 (b)(c)(d)(e)(h) (Cost: $2,319,000; Original Acquisition Date: 05/04/2018)	2,319,000	1,820,416
Caelus Re 2018-1 Class B
(T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(h) (Cost: $1,902,959; Original Acquisition Date: 05/04/2018)	1,905,000	33,337

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 25.3% (continued)
Caelus Re 2018-1 Class C
(T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(h) (Cost: $2,782,000; Original Acquisition Date: 05/04/2018)	$2,782,000	$14,049
Caelus Re 2018-1 Class D
(T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(h) (Cost: $464,000; Original Acquisition Date: 05/04/2018)	464,000	2,343
Caelus Re 2020-1 Class A-1
(T-Bill 3 Month + 5.380%), 06/07/2023 (b)(c)(d)(e) (Cost: $6,826,833; Original Acquisition Date: 02/20/2020)	6,865,000	6,994,405
Caelus Re 2020-1 Class B-1
(T-Bill 3 Month + 5.380%), 06/07/2024 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 02/20/2020)	4,000,000	4,116,800
Caelus Re V 2017-1 Class B
(T-Bill 3 Month + 0.100%), 06/05/2024 (b)(c)(d)(e)(h) (Cost: $129,700; Original Acquisition Date: 04/27/2017)	129,700	74,577
Caelus Re V 2017-1 Class C
(T-Bill 3 Month + 0.100%), 06/05/2023 (b)(c)(d)(e)(h) (Cost: $830,000; Original Acquisition Date: 04/27/2017)	830,000	41,500
Caelus Re V 2017-1 Class D
(T-Bill 3 Month + 0.100%), 06/05/2023 (b)(c)(d)(e)(h) (Cost: $366,684; Original Acquisition Date: 04/27/2017)	366,684	37
Easton Re 2020-1 Class A
(T-Bill 3 Month + 4.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $2,353,000; Original Acquisition Date: 12/15/2020)	2,353,000	2,364,647
Espada Reinsurance 2016-1 Class 20
(T-Bill 3 Month + 0.500%), 03/07/2022 (b)(c)(d)(e)(h) (Cost: $152,255; Original Acquisition Date: 02/12/2016)	152,255	45,677
Four Lakes Re 2020-1 Class A
(T-Bill 3 Month + 7.000%), 01/05/2024 (b)(c)(d)(e) (Cost: $750,000; Original Acquisition Date: 11/05/2020)	750,000	754,087
Four Lakes Re 2020-1 Class B
(T-Bill 3 Month + 9.500%), 01/05/2024 (b)(c)(d)(e) (Cost: $3,785,883; Original Acquisition Date: 11/05/2020)	3,750,000	3,782,625
Four Lakes Re 2021-1 Class A
(T-Bill 3 Month + 4.750%), 07/01/2025 (b)(c)(d)(e) (Cost: $3,500,000; Original Acquisition Date: 12/15/2021)	3,500,000	3,502,884
Galileo Re 2019-1 Class C
(T-Bill 3 Month + 9.870%), 01/08/2024 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 12/06/2019)	3,000,000	3,006,150
Galileo Re 2019-1 Class D
(T-Bill 3 Month + 8.070%), 01/08/2024 (b)(c)(d)(e)(f) (Cost: $2,000,000; Original Acquisition Date: 12/06/2019)	2,000,000	2,013,000
Golden State Re II 2018-1 Class A
(3 Month Libor USD + 2.200%), 01/08/2023 (b)(c)(d)(e)(g) (Cost: $7,250,000; Original Acquisition Date: 11/29/2018)	7,250,000	7,260,512
Herbie Re 2020-1 Class A
(T-Bill 3 Month + 9.130%), 07/08/2024 (b)(c)(d)(e) (Cost: $6,899,000; Original Acquisition Date: 06/09/2020)	6,899,000	6,175,985
Herbie Re 2020-2 Class A
(T-Bill 3 Month + 6.250%), 01/08/2025 (b)(c)(d)(e) (Cost: $1,250,000; Original Acquisition Date: 10/19/2020)	1,250,000	1,288,937
Herbie Re 2020-2 Class B
(T-Bill 3 Month + 9.000%), 01/08/2025 (b)(c)(d)(e) (Cost: $1,000,000; Original Acquisition Date: 10/19/2020)	1,000,000	1,034,800
Herbie Re 2020-2 Class C
(T-Bill 3 Month + 16.000%), 01/06/2023 (b)(c)(d)(e) (Cost: $1,272,341; Original Acquisition Date: 10/19/2020)	1,250,000	1,181,500
Kilimanjaro III Re 2019-1 Class A-1
(T-Bill 3 Month + 16.660%), 12/19/2023 (b)(c)(d)(e) (Cost: $6,750,000; Original Acquisition Date: 12/09/2019)	6,750,000	6,575,850
Kilimanjaro III Re 2019-1 Class A-2
(T-Bill 3 Month + 16.660%), 12/19/2024 (b)(c)(d)(e) (Cost: $10,892,970; Original Acquisition Date: 12/09/2019)	11,117,000	10,814,618
Kilimanjaro III Re 2019-1 Class B-1
(T-Bill 3 Month + 9.910%), 12/19/2023 (b)(c)(d)(e) (Cost: $12,500,000; Original Acquisition Date: 12/09/2019)	12,500,000	12,698,125

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 25.3% (continued)
Kilimanjaro III Re 2019-1 Class B-2
(T-Bill 3 Month + 9.910%), 12/19/2024 (b)(c)(d)(e)(g) (Cost: $9,250,000; Original Acquisition Date: 12/09/2019)	$9,250,000	$9,454,425
Kilimanjaro Re 2018-1 Class A-1
(3 Month Libor USD + 13.610%), 05/06/2022 (b)(c)(d)(e) (Cost: $12,919,036; Original Acquisition Date: 04/18/2018)	12,979,000	12,966,021
Kilimanjaro Re 2018-1 Class B-1
(3 Month Libor USD + 4.940%), 05/06/2022 (b)(c)(d)(e)(g) (Cost: $8,033,392; Original Acquisition Date: 04/18/2018)	8,036,000	8,086,627
Kilimanjaro Re 2018-2 Class A-2
(3 Month Libor USD + 13.610%), 05/05/2023 (b)(c)(d)(e) (Cost: $6,804,705; Original Acquisition Date: 04/18/2018)	6,840,000	6,697,044
Kilimanjaro Re 2018-2 Class B-2
(3 Month Libor USD + 4.940%), 05/05/2023 (b)(c)(d)(e)(g) (Cost: $8,575,642; Original Acquisition Date: 04/18/2018)	8,555,000	8,590,075
Long Point Re III 2018-1 Class A
(T-Bill 3 Month + 2.750%), 06/01/2022 (b)(c)(d)(e)(g) (Cost: $16,197,855; Original Acquisition Date: 05/17/2018)	16,196,000	16,218,674
MetroCat Re 2020-1 Class A
(T-Bill 3 Month + 5.500%), 05/08/2023 (b)(c)(d)(e)(g) (Cost: $3,562,358; Original Acquisition Date: 05/06/2020)	3,533,000	3,586,878
Mona Lisa Re 2020-1 Class A
(T-Bill 3 Month + 7.500%), 01/09/2023 (b)(c)(d)(e)(f) (Cost: $7,750,000; Original Acquisition Date: 12/30/2019)	7,750,000	7,858,500
Mona Lisa Re 2020-1 Class B
(T-Bill 3 Month + 8.000%), 01/09/2023 (b)(c)(d)(e)(f) (Cost: $6,500,000; Original Acquisition Date: 12/30/2019)	6,500,000	6,572,475
Mona Lisa Re 2021-1 Class A
(T-Bill 3 Month + 7.000%), 07/08/2025 (b)(c)(d)(e) (Cost: $9,750,000; Original Acquisition Date: 06/22/2021)	9,750,000	9,830,438
Mystic Re IV 2021-1 Class A
(T-Bill 3 Month + 9.000%), 01/08/2024 (b)(c)(d)(e)(g) (Cost: $9,294,257; Original Acquisition Date: 12/15/2020)	9,138,000	9,351,372
Mystic Re IV 2021-2 Class A
(T-Bill 3 Month + 5.810%), 01/08/2025 (b)(c)(d)(e) (Cost: $9,750,000; Original Acquisition Date: 06/09/2021)	9,750,000	9,807,525
Mystic Re IV 2021-2 Class B
(T-Bill 3 Month + 11.690%), 01/08/2025 (b)(c)(d)(e) (Cost: $2,250,000; Original Acquisition Date: 06/09/2021)	2,250,000	2,259,113
Northshore Re II 2021-1 Class A
(T-Bill 3 Month + 5.750%), 01/08/2024 (b)(c)(d)(e) (Cost: $7,500,000; Original Acquisition Date: 12/02/2020)	7,500,000	7,669,875
Putnam Re Pte. Ltd. 2021-1 Class A
(T-Bill 3 Month + 5.500%), 06/07/2024 (b)(c)(d)(e) (Cost: $4,250,000; Original Acquisition Date: 05/21/2021)	4,250,000	4,328,200
Residential Re 2016-I Class 10
(T-Bill 3 Month + 0.500%), 03/07/2022 (b)(c)(d)(e)(h) (Cost: $701,983; Original Acquisition Date: 04/28/2016)	701,983	17,550
Residential Re 2018-I Class 13
(T-Bill 3 Month + 3.460%), 06/06/2022 (b)(c)(d)(e) (Cost: $6,394,561; Original Acquisition Date: 04/30/2018)	6,397,000	6,336,548
Residential Re 2018-II Class 2
(T-Bill 3 Month + 11.650%), 12/06/2022 (b)(c)(d)(e) (Cost: $5,196,595; Original Acquisition Date: 11/15/2018)	5,200,000	5,137,860
Residential Re 2019-I Class 12
(T-Bill 3 Month + 7.940%), 06/06/2023 (b)(c)(d)(e) (Cost: $495,000; Original Acquisition Date: 05/08/2019)	495,000	465,300
Residential Re 2019-I Class 13
(T-Bill 3 Month + 4.650%), 06/06/2023 (b)(c)(d)(e) (Cost: $1,157,583; Original Acquisition Date: 05/08/2019)	1,162,000	1,158,340
Residential Re 2019-II Class 2
(T-Bill 3 Month + 12.230%), 12/06/2023 (b)(c)(d)(e) (Cost: $1,456,000; Original Acquisition Date: 11/05/2019)	1,456,000	1,424,696
Residential Re 2020-I Class 13
(T-Bill 3 Month + 5.500%), 06/06/2024 (b)(c)(d)(e) (Cost: $2,241,000; Original Acquisition Date: 05/27/2020)	2,241,000	2,247,051

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 25.3% (continued)
Residential Re 2020-II Class 3
(T-Bill 3 Month + 8.240%), 12/06/2024 (b)(c)(d)(e) (Cost: $914,000; Original Acquisition Date: 10/30/2020)	$914,000	$911,304
Residential Re 2020-II Class 4
(T-Bill 3 Month + 6.510%), 12/06/2024 (b)(c)(d)(e) (Cost: $5,012,390; Original Acquisition Date: 10/30/2020)	4,981,000	5,066,424
Residential Re 2021-I Class 11
(T-Bill 3 Month + 9.250%), 06/06/2025 (b)(c)(d)(e) (Cost: $8,500,000; Original Acquisition Date: 05/06/2021)	8,500,000	8,541,225
Residential Re 2021-I Class 12
(T-Bill 3 Month + 5.250%), 06/06/2025 (b)(c)(d)(e) (Cost: $6,000,000; Original Acquisition Date: 05/06/2021)	6,000,000	6,021,300
Residential Re 2021-I Class 13
(T-Bill 3 Month + 3.750%), 06/06/2025 (b)(c)(d)(e) (Cost: $5,000,000; Original Acquisition Date: 05/06/2021)	5,000,000	5,041,000
Residential Re 2021-I Class 14
(T-Bill 3 Month + 2.500%), 06/06/2025 (b)(c)(d)(e) (Cost: $6,750,000; Original Acquisition Date: 05/06/2021)	6,750,000	6,780,713
Riverfront Re 2021 Class A
(T-Bill 3 Month + 4.250%), 01/07/2025 (b)(c)(d)(e) (Cost: $11,750,000; Original Acquisition Date: 05/21/2021)	11,750,000	11,809,338
Riverfront Re 2021 Class B
(T-Bill 3 Month + 6.500%), 01/07/2025 (b)(c)(d)(e) (Cost: $2,750,000; Original Acquisition Date: 05/21/2021)	2,750,000	2,768,563
Sanders Re 2018-1 Class A
(T-Bill 3 Month + 5.500%), 04/07/2022 (b)(c)(d)(e) (Cost: $19,405,614; Original Acquisition Date: 03/23/2018)	19,421,000	16,216,535
Sanders Re II 2020-1 Class A
(3 Month Libor USD + 4.360%), 04/07/2024 (b)(c)(d)(e) (Cost: $4,811,000; Original Acquisition Date: 03/18/2020)	4,811,000	4,893,509
Sanders Re II 2021-1 Class A
(T-Bill 3 Month + 3.500%), 04/07/2025 (b)(c)(d)(e) (Cost: $6,250,000; Original Acquisition Date: 05/24/2021)	6,250,000	6,267,188
Sanders Re II 2021-2 Class A
(T-Bill 3 Month + 3.250%), 04/07/2025 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 11/23/2021)	4,000,000	4,001,024
Sanders Re II 2021-2 Class B
(T-Bill 3 Month + 12.500%), 04/07/2025 (b)(c)(d)(e) (Cost: $1,500,000; Original Acquisition Date: 11/23/2021)	1,500,000	1,489,188
Stratosphere Re 2020-1 Class A
(T-Bill 3 Month + 2.750%), 02/07/2023 (b)(c)(d)(e)(f) (Cost: $1,928,268; Original Acquisition Date: 01/17/2020)	1,932,000	1,936,250
Sussex Capital UK PCC 2020-1
(T-Bill 3 Month + 8.180%), 01/08/2025 (b)(c)(d)(e)(g) (Cost: $15,088,149; Original Acquisition Date: 12/07/2020)	15,000,000	15,390,750
Titania Re 2021-1 Class A
(T-Bill 3 Month + 4.500%), 06/21/2024 (b)(c)(d)(e) (Cost: $3,750,000; Original Acquisition Date: 06/09/2021)	3,750,000	3,777,375
Titania Re 2021-2 Class A
(T-Bill 3 Month + 6.500%), 12/27/2024 (b)(c)(d)(e) (Cost: $4,500,000; Original Acquisition Date: 12/08/2021)	4,500,000	4,479,545
Topanga Re 2021-1 Class A
(T-Bill 3 Month + 4.750%), 01/08/2026 (b)(c)(d)(e) (Cost: $7,000,000; Original Acquisition Date: 12/08/2021)	7,000,000	6,983,155
Topanga Re 2021-1 Class B
(T-Bill 3 Month + 15.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 12/08/2021)	3,000,000	2,984,544

		378,177,318

Windstorm - 15.1%
Alamo Re 2019-1 Class A
(T-Bill 3 Month + 5.040%), 06/08/2022 (b)(c)(d)(e)(f) (Cost: $2,708,000; Original Acquisition Date: 05/21/2019)	2,708,000	2,730,747
Alamo Re 2020-1 Class A
(T-Bill 3 Month + 5.460%), 06/08/2023 (b)(c)(d)(e)(g) (Cost: $20,097,718; Original Acquisition Date: 05/29/2020)	19,930,000	20,611,606

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Windstorm - 15.1% (continued)
Alamo Re Ltd 2021-1 Class A
(T-Bill 3 Month + 4.000%), 06/07/2024 (b)(c)(d)(e) (Cost: $24,000,000; Original Acquisition Date: 05/21/2021)	$24,000,000	$24,349,200
Astro Re 2021-1 Class A
(T-Bill 3 Month + 8.000%), 07/08/2025 (b)(c)(d)(e) (Cost: $3,600,000; Original Acquisition Date: 07/06/2021)	3,600,000	3,646,080
Blue Halo Re 2020-1 Class A
(T-Bill 3 Month + 13.250%), 06/28/2023 (b)(c)(d)(e) (Cost: $4,884,000; Original Acquisition Date: 06/16/2020)	4,884,000	5,142,364
Bonanza Re 2020-2 Class A
(T-Bill 3 Month + 4.750%), 12/23/2024 (b)(c)(d)(e) (Cost: $2,510,000; Original Acquisition Date: 12/15/2020)	2,510,000	2,530,958
Cape Lookout Re 2019-1 Class A
(T-Bill 3 Month + 4.150%), 02/25/2022 (b)(c)(d)(e)(f) (Cost: $19,388,905; Original Acquisition Date: 02/11/2019)	19,391,000	19,397,787
Cape Lookout Re 2019-2 Class A
(T-Bill 3 Month + 6.230%), 05/09/2022 (b)(c)(d)(e) (Cost: $2,690,000; Original Acquisition Date: 06/14/2019)	2,690,000	2,719,321
Cape Lookout Re 2021-1 Class A
(T-Bill 3 Month + 3.250%), 03/22/2024 (b)(c)(d)(e) (Cost: $11,000,000; Original Acquisition Date: 03/09/2021)	11,000,000	11,028,050
Cosaint Re 2021-1 Class A
(T-Bill 3 Month + 9.250%), 04/03/2024 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 03/19/2021)	4,000,000	4,092,400
Everglades II 2020-2 A
(T-Bill 3 Month + 6.450%), 05/04/2023 (b)(c)(d)(e) (Cost: $2,101,000; Original Acquisition Date: 05/21/2020)	2,101,000	2,151,424
Everglades Re II 2021-1 Class A
(T-Bill 3 Month + 5.750%), 05/14/2024 (b)(c)(d)(e) (Cost: $23,750,000; Original Acquisition Date: 05/12/2021)	23,750,000	24,113,375
Everglades Re II 2021-1 Class B
(T-Bill 3 Month + 6.750%), 05/14/2024 (b)(c)(d)(e) (Cost: $31,750,000; Original Acquisition Date: 05/12/2021)	31,750,000	32,007,175
Everglades Re II 2021-2 Class A
(T-Bill 3 Month + 5.750%), 05/14/2024 (b)(c)(d)(e) (Cost: $28,000,000; Original Acquisition Date: 05/12/2021)	28,000,000	28,222,600
First Coast Re 2019-1 Class A
(T-Bill 3 Month + 5.780%), 06/07/2023 (b)(c)(d)(e) (Cost: $494,000; Original Acquisition Date: 05/16/2019)	494,000	499,804
First Coast Re III 2021-1 Class A
(T-Bill 3 Month + 6.000%), 04/07/2025 (b)(c)(d)(e) (Cost: $3,500,000; Original Acquisition Date: 03/04/2021)	3,500,000	3,542,875
Frontline 2018-1 Class A
(T-Bill 3 Month + 7.740%), 07/06/2022 (b)(c)(d)(e)(g) (Cost: $4,000,000; Original Acquisition Date: 06/12/2018)	4,000,000	3,428,000
Integrity Re 2020-1 Class A
(3 Month Libor USD + 7.493%), 04/12/2023 (b)(c)(d)(e)(f) (Cost: $7,783,689; Original Acquisition Date: 03/18/2020)	7,689,000	7,884,301
Manatee Re III 2019-1 Class B
(T-Bill 3 Month + 9.820%), 06/07/2022 (b)(c)(d)(e)(h) (Cost: $1,983,846; Original Acquisition Date: 05/23/2019)	1,993,000	20,030
Matterhorn Re Ltd SR2020-5 Class A
(3 Month Libor USD + 4.250%), 12/07/2022 (b)(c)(d)(e) (Cost: $5,000,000; Original Acquisition Date: 11/24/2020)	5,000,000	5,032,000
Matterhorn Re Ltd SR2020-5 Class B
(3 Month Libor USD + 5.500%), 12/07/2022 (b)(c)(d)(e) (Cost: $5,750,633; Original Acquisition Date: 11/24/2020)	5,750,000	5,780,475
Merna Re II 2021-2 Class A
(T-Bill 3 Month + 5.500%), 07/08/2024 (b)(c)(d)(e) (Cost: $13,500,000; Original Acquisition Date: 06/08/2021)	13,500,000	13,799,025
Pelican IV Re 2021-1 Class A
(T-Bill 3 Month + 2.250%), 05/07/2027 (b)(c)(d)(e)(h) (Cost: $2,750,000; Original Acquisition Date: 04/29/2021)	2,750,000	13,887

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Windstorm - 15.1% (continued)
Pelican IV Re 2021-1 Class B
(T-Bill 3 Month + 5.250%), 05/07/2024 (b)(c)(d)(e) (Cost: $3,250,000; Original Acquisition Date: 04/29/2021)	$3,250,000	$2,843,750

		225,587,234

		886,531,156

TOTAL EVENT LINKED BONDS (Cost $1,223,572,757)		1,212,594,880

QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 16.1%
PARTICIPATION NOTES - 7.1%
Global - 7.1%
Multiperil - 7.1%
Alturas Re 2020-1 Class A
03/10/2023 (b)(d)(e)(h)(i) (Cost: $231,724; Original Acquisition Date: 02/19/2021)	231,724	241,000
Eden Re II 2019-1 Class A
03/22/2023 (b)(d)(e)(h)(i) (Cost: $71,858; Original Acquisition Date: 12/14/2018)	71,858	937,417
Eden Re II 2020-1 Class A
03/22/2024 (b)(d)(e)(h)(i)(j) (Cost: $1,275,000; Original Acquisition Date: 12/16/2019)	1,275,000	601,959
Eden Re II 2020-1 Class B
03/22/2024 (b)(d)(e)(h)(i)(j) (Cost: $2,470,000; Original Acquisition Date: 12/26/2019)	2,470,000	1,221,892
Eden Re II 2021-1 Class A
03/21/2025 (b)(d)(e)(h)(i)(j) (Cost: $7,440,000; Original Acquisition Date: 12/14/2020)	7,440,000	5,754,895
Eden Re II 2021-1 Class B
03/21/2025 (b)(d)(e)(h)(i)(j) (Cost: $10,110,000; Original Acquisition Date: 12/21/2020)	10,110,000	7,945,141
Eden Re II 2022-1 Class A
03/20/2026 (b)(d)(e)(h)(i)(j) (Cost: $17,600,000; Original Acquisition Date: 12/14/2021)	17,600,000	17,732,620
Eden Re II 2022-1 Class B
03/20/2026 (b)(d)(e)(h)(i)(j) (Cost: $40,900,000; Original Acquisition Date: 12/17/2021)	40,900,000	41,222,412
Limestone Re 2018-1 A
03/01/2022 (b)(d)(e)(h)(i) (Cost: $890; Original Acquisition Date: 06/20/2018)	6,790	—
Limestone Re 2019-1 A
09/09/2022 (b)(d)(e)(h)(i) (Cost: $23,349; Original Acquisition Date: 12/24/2018)	23,349	—
Limestone Re 2019-2 A
03/01/2023 (b)(d)(e)(h)(i) (Cost: $25,287; Original Acquisition Date: 06/25/2019)	25,287	43,437
Limestone Re 2019-2 B
03/01/2023 (b)(d)(e)(h)(i) (Cost: $62,298; Original Acquisition Date: 06/25/2019)	62,298	107,919
Limestone Re 2020-1 B
03/01/2024 (b)(d)(e)(h)(i) (Cost: $19,498; Original Acquisition Date: 12/27/2019)	19,498	304,373
Phoenix 2 Re Pte. Ltd. 2022-1 Class A
01/04/2028 (b)(d)(e)(h) (Cost: $750,000; Original Acquisition Date: 12/21/2021)	750,000	753,292
Phoenix Re Pte. Ltd. 2022-1 Class B
01/04/2028 (b)(d)(e)(h) (Cost: $2,250,000; Original Acquisition Date: 12/21/2021)	2,250,000	2,250,924
Sector Re V Series 10 Class B
03/01/2025 (b)(e)(h) (Cost: $7,811; Original Acquisition Date: 04/24/2020)	7,811	423,472
Sector Re V Series 10 Class C
12/01/2025 (b)(e)(h)(j) (Cost: $8,868; Original Acquisition Date: 12/04/2020)	8,868	400,800
Sector Re V Series 10 Class G
03/01/2025 (b)(e)(h) (Cost: $34,237; Original Acquisition Date: 04/24/2020)	34,237	495,564
Sector Re V Series 2021-Apr Class GL-R
03/01/2026 (b)(e)(h)(i)(j) (Cost: $7,333,868; Original Acquisition Date: 04/30/2021)	7,333,868	7,989,904
Sector Re V Series 2021-Apr Class US-R
03/01/2026 (b)(e)(h)(i)(j) (Cost: $8,829,996; Original Acquisition Date: 04/30/2021)	8,829,996	9,234,202
Sector Re V Series 2021-Dec Class GL-R
12/01/2026 (b)(e)(h)(i) (Cost: $4,000,000; Original Acquisition Date: 12/09/2021)	4,000,000	4,048,271
Sector Re V Series 9 Class A
03/01/2023 (b)(e)(h)(j) (Cost: $3,598,769; Original Acquisition Date: 04/24/2019)	3,605,992	2,786,467
Sector Re V Series 9 Class B
03/01/2023 (b)(e)(h)(j) (Cost: $1,280,684; Original Acquisition Date: 04/24/2019)	1,283,254	991,612
Sector Re V Series 9 Class G
03/01/2023 (b)(e)(h) (Cost: $18,748; Original Acquisition Date: 04/24/2019)	18,782	441,814

TOTAL PARTICIPATION NOTES (Cost $108,342,885)		105,929,387

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2022 (Unaudited)

	SHARES	VALUE
PREFERENCE SHARES - 9.0%
Global - 9.0%
Multiperil - 9.0%
Arenal (Artex Segregated Account Company) (b)(e)(h)(i)(j) (Cost: $8,052,460; Original Acquisition Date: 05/07/2015)	18,011	$3,138,897
Biscayne (Artex Segregated Account Company) (b)(e)(h)(i) (Cost: $0; Original Acquisition Date: 04/30/2014)	28,192	—
Hatteras (Artex Segregated Account Company) (b)(e)(h)(i)(j) (Cost: $30,502,685; Original Acquisition Date: 12/30/2014)	37,256	21,895,169
Hudson Charles 2 (Mt. Logan Re) (b)(e)(h)(j) (Cost: $11,534,500; Original Acquisition Date: 04/02/2014)	11,535	7,398,535
Hudson Charles 3 (Mt. Logan Re) (b)(e)(h)(j) (Cost: $15,350,000; Original Acquisition Date: 06/19/2014)	15,350	9,620,005
Lyndhurst (Horseshoe Re) (b)(e)(h)(i)(j) (Cost: $27,139,272; Original Acquisition Date: 12/31/2020)	27,200	23,606,038
Madison (Artex Segregated Account Company) (b)(e)(h)(i)(j) (Cost: $1,502,469; Original Acquisition Date: 02/03/2020)	5,011	1,408,425
Peregrine HYR (b)(e)(h)(i)(j) (Cost: $18,022,873; Original Acquisition Date: 12/21/2020)	1,800,000	15,345,806
Rondout (Artex Segregated Account Company) (b)(e)(h)(i)(j) (Cost: $49,549,193; Original Acquisition Date: 05/29/2015)	61,417	48,950,979
Yoho (Artex Segregated Account Company) (b)(e)(h)(i)(j) (Cost: $5,529,507; Original Acquisition Date: 05/17/2016)	39,886	3,255,711

TOTAL PREFERENCE SHARES (Cost $167,182,959)		134,619,565

TOTAL QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $275,525,844)		240,548,952

SHORT-TERM INVESTMENTS - 3.0%
Money Market Fund - 3.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.01% (k)	22,683,225	22,683,225
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.03% (k)	22,683,226	22,683,226

TOTAL SHORT-TERM INVESTMENTS (Cost $45,366,451)		45,366,451

TOTAL INVESTMENTS (Cost $1,544,465,052) - 100.2%		1,498,510,283

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(3,382,475)

TOTAL NET ASSETS - 100.0%		$1,495,127,808

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)

Foreign issued security. Total foreign securities by country of domicile are $1,453,143,832. Foreign concentration is as follows: Bermuda: 79.3%, Cayman Islands: 6.9%, Singapore: 6.0%, Ireland: 1.6%, Great Britain: 1.1%, and Supranational: 2.3%.

(c)

Variable rate security. Reference rates as of January 31, 2022 are as follows: 3 Month Euribor -0.55%, T-Bill 3 Month 0.23%, 3 Month Libor 0.30%, 6 Month Libor 0.53%, and Secured Overnight Financing Rate (SOFR) 0.05%. Actual reference rates may vary based on the reset date of the security.

(d)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2022 was $1,291,712,161, which represented 86.4% of net assets.

(e)	Security is restricted as to resale.
(f)	All or a portion of the security is pledged as collateral for the Fund’s reverse repurchase agreements.
(g)	All or a portion of the security is pledged as collateral for the Fund’s financing facility.
(h)	Value determined using significant unobservable inputs.
(i)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $214,986,467, which represents 14.4% of net assets.
(j)	Non-income producing security.
(k)	Rate shown is the 7-day effective yield.

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2022 (Unaudited)

Reverse Repurchase Agreements

DESCRIPTION	PRINCIPAL VALUE	AMORTIZED COST
REVERSE REPURCHASE AGREEMENTS SOLD
Repurchase Agreement with JP Morgan Chase Securities, Inc., dated 01/20/2022, 1.35%, collateralized by $12,830,119 Event Linked Bonds, due 02/22/2022	$5,000,000	$5,000,000

TOTAL REVERSE REPURCHASE AGREEMENTS SOLD (Premiums Received $5,000,000)	$5,000,000	$5,000,000

The accompanying Notes are an integral part of the Schedule of Investments.

STONE RIDGE U.S. HEDGED EQUITY FUND

Schedule of Investments as of January 31, 2022 (Unaudited)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS - (a) 0.0%
PUT OPTIONS - (a) 0.0%
CBOE S&P 500 Index, Expires 02/04/2022, Strike Price $3,200.00	83	$37,479,065	$207

TOTAL PURCHASED OPTIONS (Cost $1,305)			207

		SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 100.8%
Money Market Funds - 0.6%
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class - 0.01% (b)		41,718	41,718
First American Government Obligations Fund - Class Z - 0.03% (b)		41,718	41,718
First American Treasury Obligations Fund - Class Z - 0.01% (b)		41,718	41,718
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.03% (b)		41,717	41,717
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (b)		41,718	41,718

			208,589

		PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.2%
0.070%, 02/24/2022 (c)(d)		$4,950,000	4,949,905
0.065%, 03/24/2022 (c)(d)		6,975,000	6,974,282
0.056%, 04/21/2022 (c)(d)		8,830,000	8,826,851
0.055%, 05/19/2022 (c)(d)		1,945,000	1,943,511
0.061%, 06/16/2022 (c)(d)		2,125,000	2,122,402
0.071%, 08/11/2022 (c)(d)		3,250,000	3,242,198
0.069%, 09/08/2022 (c)(d)		4,575,000	4,561,773
0.113%, 10/06/2022 (c)(d)		1,795,000	1,788,574
0.114%, 11/03/2022 (c)(d)		650,000	647,173
0.519%, 12/29/2022 (c)(d)		1,250,000	1,241,800
0.769%, 01/26/2023 (c)(d)		350,000	347,339

			36,645,808

TOTAL SHORT-TERM INVESTMENTS (Cost $36,886,680)			36,854,397

TOTAL INVESTMENTS (Cost $36,887,985) - 100.8%			36,854,604

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%			(305,594)

TOTAL NET ASSETS - 100.0%			$36,549,010

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	Rate shown is the 7-day effective yield.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(d)	All or a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CBOE S&P 500 Index, Expires 02/02/2022, Strike Price $4,330.00	4	$1,806,220	$840
CBOE S&P 500 Index, Expires 02/02/2022, Strike Price $4,365.00	5	2,257,775	1,925
CBOE S&P 500 Index, Expires 02/02/2022, Strike Price $4,490.00	5	2,257,775	14,350
CBOE S&P 500 Index, Expires 02/02/2022, Strike Price $4,495.00	15	6,773,325	46,500
CBOE S&P 500 Index, Expires 02/04/2022, Strike Price $4,400.00	10	4,515,550	17,900
CBOE S&P 500 Index, Expires 02/04/2022, Strike Price $4,405.00	9	4,063,995	17,010
CBOE S&P 500 Index, Expires 02/04/2022, Strike Price $4,490.00	6	2,709,330	25,158
CBOE S&P 500 Index, Expires 02/07/2022, Strike Price $4,475.00	5	2,257,775	21,780
CBOE S&P 500 Index, Expires 02/07/2022, Strike Price $4,480.00	5	2,257,775	19,600
CBOE S&P 500 Index, Expires 02/07/2022, Strike Price $4,485.00	5	2,257,775	22,750
CBOE S&P 500 Index, Expires 02/07/2022, Strike Price $4,490.00	13	5,870,215	57,460

TOTAL PUT OPTIONS (Premiums Received $422,378)			245,273

TOTAL WRITTEN OPTIONS (Premiums Received $422,378)			$245,273

The accompanying Notes are an integral part of the Schedule of Investments.

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

	ACQUISTION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
ASSET-BACKED SECURITIES - 4.8%
United States - 4.8%
Progress Re 2021-SFR1 (a)(b)(c)	2/11/2021	$1,750,000	$1,749,957	$1,749,470
Progress Re 2021-SFR2 (a)(b)(c)	4/7/2021	3,000,000	2,999,930	2,998,527
Progress Re 2021-SFR10 (a)(b)(c)	11/19/2021	5,000,000	4,999,872	5,019,976
Upgrade MSTR CR PT TR 2021-ST3 (a)(b)(d)	5/27/2021	1,419,000	1,006,579	849,880
Upstart Pass-Through 2021-ST3 (a)(b)(d)	4/8/2021	2,850,000	1,673,076	2,062,960
Upstart Pass-Through 2021-ST4 (a)(b)(d)	5/13/2021	3,060,000	2,003,752	2,302,456
Upstart Pass-Through 2021-ST5 (a)(b)(d)	6/3/2021	1,000,000	757,980	916,685

TOTAL ASSET-BACKED SECURITIES (Cost $15,191,146)				15,899,954

			SHARES	FAIR VALUE
INVESTMENT COMPANIES - 50.1%
Open-End Mutual Funds - 50.1%
Stone Ridge High Yield Reinsurance Risk Premium Fund - Class I (e)			18,790,255	167,045,365

TOTAL INVESTMENT COMPANIES (Cost $169,461,302)				167,045,365

		NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS (f) - 0.0%
Put Options (f) - 0.0%
S&P 500 Index, Expires: 2/4/22, Strike Price: $3,600.00		160	$72,248,800	1,600
S&P 500 Index, Expires: 2/25/22, Strike Price: $2,800.00		165	74,506,575	8,663

				10,263

		COUNTERPARTY
OTC Put Options (f) - 0.0%
Japanese Yen, Expires: 2/18/22, Strike Price AUD 78.00		BNP Paribas	125,000,000	117,495
Japanese Yen, Expires: 2/24/22, Strike Price AUD 76.50		BNP Paribas	130,000,000	81,558

				199,053

TOTAL PURCHASED OPTIONS (Cost $379,970)				209,316

			SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 42.1%
Money Market Funds - 8.1%
First American Government Obligations Fund - Class X 0.03% (g)			13,443,733	13,443,733
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class 0.03% (g)			13,443,733	13,443,733

				26,887,466

			PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 34.0%
0.078%, 2/24/2022 (h)(i)			13,400,000	13,399,741
0.055%, 3/24/2022 (h)(i)			4,050,000	4,049,583
0.057%, 4/21/2022 (h)(i)			5,000,000	4,998,217
0.049%, 5/19/2022 (h)(i)			3,500,000	3,497,321
0.074%, 6/16/2022 (h)(i)			6,500,000	6,492,054
0.066%, 7/14/2022 (h)(i)			4,900,000	4,890,697
0.064%, 8/11/2022 (h)(i)			14,700,000	14,664,709
0.073%, 9/8/2022 (h)(i)			3,000,000	2,991,327
0.090%, 10/6/2022 (h)(i)			4,500,000	4,483,891
0.218%, 11/3/2022 (h)(i)			15,250,000	15,183,677
0.279%, 12/1/2022 (h)(i)			14,000,000	13,926,796
0.396%, 12/29/2022 (h)(i)			15,000,000	14,901,596
0.682%, 1/26/2023 (h)(i)			10,039,000	9,962,665

				113,442,274

TOTAL SHORT-TERM INVESTMENTS (Cost $140,533,769)				140,329,740

TOTAL INVESTMENTS (Cost $325,566,187) - 97.0%				323,484,375

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0%				9,908,511

TOTAL NET ASSETS - 100.0%				$333,392,886

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

Percentages are stated as a percent of net assets.

(a)	Security is fair valued by a third-party valuation specialist pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs.
(b)	Security is restricted to resale to institutional investors. The aggregate value of these securities is $15,899,954, which represents 4.8% of net assets.
(c)	Underlying holdings are mortgages.
(d)	Underlying holdings are consumer loans.
(e)	Affiliated company. See Note 3.
(f)	Rounds to zero.
(g)	Rate shown is the 7-day effective yield.
(h)	All or a portion of this security is held as collateral for derivative contracts.
(i)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
CALL OPTIONS
Australian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $72.00	142	10,046,500	$6,390
Australian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $72.25	24	1,698,000	720
Australian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $72.50	194	13,725,500	3,880
Australian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $72.75	50	3,537,500	750
Australian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $73.00	78	5,518,500	780
Australian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $73.50	13	919,750	65
Australian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $74.00	51	3,608,250	255
Australian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $74.25	8	566,000	40
Australian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $74.50	50	3,537,500	250
Australian Dollar Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $72.50	85	6,013,750	19,550
Australian Dollar Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $73.00	35	2,476,250	5,250
Australian Dollar Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $73.50	35	2,476,250	3,500
Australian Dollar Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $74.00	19	1,344,250	1,140
Australian Dollar Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $74.50	25	1,768,750	1,000
Australian Dollar Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $75.00	12	849,000	300
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $135.00	18	1,513,688	3,150
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $136.00	205	17,239,219	8,969
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $136.25	58	4,877,438	1,813
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $136.50	134	11,268,563	2,512
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $136.75	50	4,204,688	625
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $137.00	111	9,334,406	694
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $137.50	75	6,307,031	469
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $138.00	57	4,793,344	356
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $138.50	17	1,429,594	106
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $139.00	1	84,094	6
British Pound Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $137.00	8	672,750	1,100
British Pound Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $138.50	8	672,750	300
British Pound Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $140.50	4	336,375	25
Canadian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $78.50	25	1,968,750	10,500
Canadian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $79.00	157	12,363,750	23,550

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Canadian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $79.50	371	29,216,250	$14,840
Canadian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $79.75	25	1,968,750	500
Canadian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $80.00	197	15,513,750	1,970
Canadian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $81.00	34	2,677,500	170
Canadian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $81.50	16	1,260,000	80
Canadian Dollar Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $79.50	25	1,968,750	8,250
Canadian Dollar Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $80.50	7	551,250	770
Canadian Dollar Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $81.50	12	945,000	480
CBOE SPX Volatility Index, February 2022 Settlement, Expires 02/16/2022, Strike Price $29.00	50	124,150	9,750
CBOE SPX Volatility Index, February 2022 Settlement, Expires 02/16/2022, Strike Price $30.00	300	744,900	53,250
CBOE SPX Volatility Index, February 2022 Settlement, Expires 02/16/2022, Strike Price $32.50	250	620,750	35,625
CBOE SPX Volatility Index, February 2022 Settlement, Expires 02/16/2022, Strike Price $35.00	50	124,150	5,625
CBOE SPX Volatility Index, February 2022 Settlement, Expires 02/16/2022, Strike Price $37.50	150	372,450	14,250
CBOE SPX Volatility Index, February 2022 Settlement, Expires 02/16/2022, Strike Price $40.00	50	124,150	3,875
CBOE SPX Volatility Index, February 2022 Settlement, Expires 02/16/2022, Strike Price $42.50	151	374,933	9,815
CBOE SPX Volatility Index, February 2022 Settlement, Expires 02/16/2022, Strike Price $45.00	35	86,905	1,925
CBOE SPX Volatility Index, February 2022 Settlement, Expires 02/16/2022, Strike Price $47.50	65	161,395	2,925
CBOE SPX Volatility Index, February 2022 Settlement, Expires 02/16/2022, Strike Price $60.00	50	124,150	1,000
Cocoa Future, March 2022 Settlement, Expires 02/04/2022, Strike Price $2,500.00	76	1,921,280	38,760
Cocoa Future, March 2022 Settlement, Expires 02/04/2022, Strike Price $2,550.00	225	5,688,000	56,250
Cocoa Future, March 2022 Settlement, Expires 02/04/2022, Strike Price $2,600.00	300	7,584,000	36,000
Cocoa Future, March 2022 Settlement, Expires 02/04/2022, Strike Price $2,650.00	300	7,584,000	15,000
Cocoa Future, March 2022 Settlement, Expires 02/04/2022, Strike Price $2,700.00	300	7,584,000	9,000
Cocoa Future, March 2022 Settlement, Expires 02/04/2022, Strike Price $2,750.00	300	7,584,000	6,000
Cocoa Future, March 2022 Settlement, Expires 02/04/2022, Strike Price $2,800.00	298	7,533,440	2,980
Cocoa Future, March 2022 Settlement, Expires 02/04/2022, Strike Price $2,850.00	141	3,564,480	1,410
Cocoa Future, March 2022 Settlement, Expires 02/04/2022, Strike Price $2,900.00	65	1,643,200	650
Cocoa Future, March 2022 Settlement, Expires 02/04/2022, Strike Price $2,950.00	19	480,320	190
Cocoa Future, April 2022 Settlement, Expires 03/04/2022, Strike Price $2,650.00	11	283,360	6,380
Cocoa Future, April 2022 Settlement, Expires 03/04/2022, Strike Price $2,700.00	4	103,040	1,760
Cocoa Future, April 2022 Settlement, Expires 03/04/2022, Strike Price $2,750.00	12	309,120	3,960
Cocoa Future, April 2022 Settlement, Expires 03/04/2022, Strike Price $2,800.00	12	309,120	2,880
Coffee ‘C’ Future, March 2022 Settlement, Expires 02/10/2022, Strike Price $265.00	7	617,138	1,286
Coffee ‘C’ Future, March 2022 Settlement, Expires 02/10/2022, Strike Price $267.50	32	2,821,200	4,560
Coffee ‘C’ Future, March 2022 Settlement, Expires 02/10/2022, Strike Price $270.00	35	3,085,688	3,937
Coffee ‘C’ Future, March 2022 Settlement, Expires 02/10/2022, Strike Price $272.50	51	4,496,288	4,399
Coffee ‘C’ Future, March 2022 Settlement, Expires 02/10/2022, Strike Price $275.00	29	2,556,713	1,849
Coffee ‘C’ Future, March 2022 Settlement, Expires 02/10/2022, Strike Price $277.50	28	2,468,550	1,365
Coffee ‘C’ Future, March 2022 Settlement, Expires 02/10/2022, Strike Price $280.00	31	2,733,038	1,162
Coffee ‘C’ Future, March 2022 Settlement, Expires 02/10/2022, Strike Price $282.50	9	793,463	270
Coffee ‘C’ Future, March 2022 Settlement, Expires 02/10/2022, Strike Price $287.50	3	264,488	45
Corn Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $645.00	41	1,283,300	13,837
Corn Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $650.00	247	7,731,100	67,925

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Corn Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $655.00	222	6,948,600	$48,563
Corn Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $660.00	132	4,131,600	23,100
Corn Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $665.00	106	3,317,800	15,237
Corn Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $670.00	123	3,849,900	14,606
Corn Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $675.00	121	3,787,300	12,100
Corn Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $680.00	37	1,158,100	2,775
Corn Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $685.00	58	1,815,400	3,625
Cotton Future, March 2022 Settlement, Expires 02/11/2022, Strike Price $112.00	8	510,280	62,640
Cotton Future, March 2022 Settlement, Expires 02/11/2022, Strike Price $113.00	36	2,296,260	264,240
Cotton Future, March 2022 Settlement, Expires 02/11/2022, Strike Price $114.00	32	2,041,120	219,200
Cotton Future, March 2022 Settlement, Expires 02/11/2022, Strike Price $115.00	96	6,123,360	611,040
Cotton Future, March 2022 Settlement, Expires 02/11/2022, Strike Price $116.00	78	4,975,230	458,640
Cotton Future, March 2022 Settlement, Expires 02/11/2022, Strike Price $117.00	46	2,934,110	248,630
Cotton Future, March 2022 Settlement, Expires 02/11/2022, Strike Price $118.00	100	6,378,500	494,000
Cotton Future, March 2022 Settlement, Expires 02/11/2022, Strike Price $119.00	20	1,275,700	89,600
Cotton Future, March 2022 Settlement, Expires 02/11/2022, Strike Price $120.00	44	2,806,540	177,320
Crude Oil Future, March 2022 Settlement, Expires 02/16/2021, Strike Price $100.50	14	1,234,100	4,060
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $100.00	22	1,963,720	16,060
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $101.00	2	178,520	1,280
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $102.00	2	178,520	1,120
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $85.75	9	803,340	50,760
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $86.00	18	1,606,680	98,640
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $86.25	7	624,820	37,170
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $86.50	5	446,300	25,750
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $87.00	7	624,820	33,880
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $90.00	2	178,520	6,460
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $92.00	11	981,860	26,510
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $95.00	74	6,605,240	112,480
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $95.50	51	4,552,260	71,910
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $96.00	47	4,195,220	61,570
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $96.50	34	3,034,840	41,140
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $97.00	25	2,231,500	28,250
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $97.50	40	3,570,400	42,000
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $98.00	27	2,410,020	26,190
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $98.50	17	1,517,420	15,300
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $99.00	24	2,142,240	20,160
Euro FX Future, February 2022 Settlement, Expires 02/08/2022, Strike Price $1.140	5	706,250	219
Euro FX Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $1.145	6	847,500	113
Euro FX Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $1.160	19	2,683,750	119
Euro FX Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $1.150	18	2,542,500	2,700
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,885.00	13	2,335,320	4,290
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,890.00	4	718,560	1,200
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,895.00	13	2,335,320	3,510

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,900.00	14	2,514,960	$3,500
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,905.00	38	6,826,320	8,740
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,910.00	65	11,676,600	14,300
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,915.00	9	1,616,760	1,800
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,920.00	38	6,826,320	7,220
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,925.00	35	6,287,400	6,300
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,930.00	11	1,976,040	1,760
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,935.00	6	1,077,840	900
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,940.00	31	5,568,840	4,340
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,945.00	2	359,280	260
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,950.00	7	1,257,480	910
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,955.00	7	1,257,480	840
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,960.00	16	2,874,240	1,920
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,975.00	5	898,200	550
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $471.00	25	2,702,813	12,812
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $472.00	40	4,324,500	19,500
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $473.00	51	5,513,738	23,587
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $474.00	52	5,621,850	22,750
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $475.00	58	6,270,525	24,650
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $476.00	36	3,892,050	14,400
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $477.00	47	5,081,288	17,625
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $478.00	28	3,027,150	10,150
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $480.00	103	11,135,588	33,475
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $485.00	3	324,338	788
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $500.00	5	540,563	688
Japanese Yen Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $87.00	89	9,677,638	28,925
Japanese Yen Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $87.25	25	2,718,438	5,000
Japanese Yen Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $87.50	50	5,436,875	6,250
Japanese Yen Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $87.75	11	1,196,113	825
Japanese Yen Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $88.00	73	7,937,838	3,650
Japanese Yen Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $88.50	17	1,848,538	319
Japanese Yen Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $89.00	17	1,848,538	106
Japanese Yen Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $87.00	50	5,436,875	39,375
Japanese Yen Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $88.00	25	2,718,438	9,375
Japanese Yen Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $88.50	50	5,436,875	12,500
Japanese Yen Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $89.50	25	2,718,438	3,125
Lean Hogs Future, February 2022 Settlement, Expires 02/14/2022, Strike Price $87.00	4	141,568	3,400
Lean Hogs Future, February 2022 Settlement, Expires 02/14/2022, Strike Price $88.00	85	3,008,320	50,150
Lean Hogs Future, February 2022 Settlement, Expires 02/14/2022, Strike Price $89.00	75	2,654,400	28,500
Lean Hogs Future, February 2022 Settlement, Expires 02/14/2022, Strike Price $90.00	47	1,663,424	11,280
Lean Hogs Future, February 2022 Settlement, Expires 02/14/2022, Strike Price $91.00	50	1,769,600	7,500
Live Cattle Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $139.00	25	1,395,800	11,750
Live Cattle Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $140.00	48	2,679,936	12,000

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Live Cattle Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $141.00	58	3,238,256	$6,960
Live Cattle Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $142.00	75	4,187,400	4,500
Live Cattle Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $143.00	10	558,320	300
Live Cattle Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $144.00	20	1,116,640	200
Live Cattle Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $145.00	25	1,395,800	250
Live Cattle Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $146.00	25	1,395,800	250
Live Cattle Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $147.00	43	2,400,776	430
Live Cattle Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $149.00	16	893,312	160
Natural Gas Euro Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $4.05	21	1,022,700	186,333
Natural Gas Euro Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $4.10	124	6,038,800	1,052,140
Natural Gas Euro Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $4.15	167	8,132,900	1,354,203
Natural Gas Euro Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $4.20	163	7,938,100	1,262,924
Natural Gas Euro Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $4.25	176	8,571,200	1,303,456
Natural Gas Euro Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $4.30	56	2,727,200	396,592
Natural Gas Euro Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $5.05	20	974,000	73,820
Natural Gas Euro Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $5.10	20	974,000	70,640
Natural Gas Euro Future, April 2022 Settlement, Expires 03/28/2022, Strike Price $4.25	33	1,607,100	209,781
Natural Gas Euro Future, April 2022 Settlement, Expires 03/28/2022, Strike Price $4.30	26	1,266,200	157,638
Natural Gas Euro Future, April 2022 Settlement, Expires 03/28/2022, Strike Price $4.35	32	1,558,400	184,896
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $23.50	20	2,239,000	24,255
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $23.75	20	2,239,000	19,855
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $24.00	10	1,119,500	7,577
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $24.35	20	2,239,000	10,000
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $24.55	22	2,462,900	9,460
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $24.60	5	559,750	2,075
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $24.65	5	559,750	2,000
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $24.75	4	447,800	1,500
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $24.85	2	223,900	700
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $24.90	1	111,950	340
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $25.00	23	2,574,850	7,245
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $25.05	4	447,800	1,220
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $26.20	1	111,950	160
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $26.50	5	559,750	800
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $26.65	2	223,900	310
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $26.70	2	223,900	300
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $26.75	6	671,700	900
Soybean Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $1,470.00	11	819,775	22,344
Soybean Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $1,480.00	28	2,086,700	49,525
Soybean Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $1,490.00	141	10,508,025	215,025
Soybean Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $1,500.00	215	16,022,875	282,187
Soybean Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $1,510.00	138	10,284,450	153,525
Soybean Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $1,520.00	137	10,209,925	129,294
Soybean Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $1,530.00	75	5,589,375	59,531

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Soybean Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $1,540.00	40	2,981,000	$26,500
Soybean Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $1,550.00	73	5,440,325	39,694
Soybean Oil Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $67.50	9	350,028	4,320
Soybean Oil Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $68.00	32	1,244,544	13,152
Soybean Oil Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $68.50	67	2,605,764	23,316
Soybean Oil Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $69.00	88	3,422,496	26,136
Soybean Oil Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $69.50	66	2,566,872	16,632
Soybean Oil Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $70.00	55	2,139,060	11,715
Soybean Oil Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $70.50	78	3,033,576	14,274
Soybean Oil Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $71.00	109	4,239,228	16,677
Soybean Oil Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $71.50	85	3,305,820	11,220
Soybean Oil Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $72.00	75	2,916,900	8,325
Soybean Oil Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $72.50	43	1,672,356	4,128
Soybean Oil Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $73.00	33	1,283,436	2,673
Soybean Oil Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $73.50	18	700,056	1,242
Sugar Future, March 2022 Settlement, Expires 02/15/2022, Strike Price $19.25	27	550,973	2,419
Sugar Future, March 2022 Settlement, Expires 02/15/2022, Strike Price $19.50	75	1,530,480	5,040
Sugar Future, March 2022 Settlement, Expires 02/15/2022, Strike Price $19.75	125	2,550,800	5,600
Sugar Future, March 2022 Settlement, Expires 02/15/2022, Strike Price $20.00	179	3,652,746	6,014
Sugar Future, March 2022 Settlement, Expires 02/15/2022, Strike Price $20.25	229	4,673,066	5,130
Sugar Future, March 2022 Settlement, Expires 02/15/2022, Strike Price $20.50	100	2,040,640	2,240
Sugar Future, March 2022 Settlement, Expires 02/15/2022, Strike Price $20.75	50	1,020,320	560
Sugar Future, March 2022 Settlement, Expires 02/15/2022, Strike Price $21.00	100	2,040,640	1,120
Sugar Future, March 2022 Settlement, Expires 02/15/2022, Strike Price $21.50	50	1,020,320	560
Sugar Future, March 2022 Settlement, Expires 02/15/2022, Strike Price $21.75	25	510,160	280
Wheat Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $1,005.00	100	3,806,250	1,875

TOTAL CALL OPTIONS (Premiums Received $6,354,251)			12,007,395

PUT OPTIONS
Australian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $66.50	15	1,061,250	75
Australian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $69.50	13	919,750	780
Australian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $70.00	49	3,466,750	6,370
Australian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $70.50	78	5,518,500	21,060
Australian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $70.75	25	1,768,750	9,500
Australian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $71.00	160	11,320,000	81,600
Australian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $71.25	25	1,768,750	16,750
Australian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $71.75	25	1,768,750	26,750
Australian Dollar Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $68.50	29	2,051,750	6,380
Australian Dollar Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $69.00	88	6,226,000	26,400
Australian Dollar Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $69.50	50	3,537,500	20,500
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $128.00	29	2,438,719	181
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $128.50	4	336,375	25
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $129.00	14	1,177,313	88
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $131.50	12	1,009,125	150

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $132.00	25	2,102,344	$469
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $133.00	38	3,195,563	1,900
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $133.50	9	756,844	787
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $134.00	102	8,577,563	16,575
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $134.25	35	2,943,281	7,437
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $134.50	156	13,118,625	43,875
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $134.75	25	2,102,344	9,062
British Pound Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $135.00	86	7,232,063	39,238
British Pound Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $131.00	8	672,750	850
British Pound Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $132.00	7	588,656	1,269
British Pound Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $132.50	50	4,204,688	12,187
Canadian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $74.50	12	945,000	60
Canadian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $75.00	15	1,181,250	75
Canadian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $75.50	25	1,968,750	125
Canadian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $76.50	1	78,750	5
Canadian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $77.00	39	3,071,250	390
Canadian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $77.50	65	5,118,750	1,625
Canadian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $78.00	196	15,435,000	13,720
Canadian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $78.25	18	1,417,500	1,980
Canadian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $78.50	62	4,882,500	10,540
Canadian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $79.00	10	787,500	4,100
Canadian Dollar Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $79.50	23	1,811,250	18,170
Canadian Dollar Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $76.00	25	1,968,750	2,000
Canadian Dollar Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $76.50	76	5,985,000	9,120
Canadian Dollar Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $77.00	62	4,882,500	11,160
Canadian Dollar Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $77.50	137	10,788,750	35,620
CBOE S&P 500 Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $4,040.00	31	13,998,205	1,705
CBOE S&P 500 Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $4,050.00	63	28,447,965	3,623
CBOE S&P 500 Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $4,060.00	62	27,996,410	3,720
CBOE S&P 500 Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $4,070.00	50	22,577,750	3,125
CBOE S&P 500 Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $4,075.00	50	22,577,750	3,250
CBOE S&P 500 Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $4,080.00	50	22,577,750	3,375
CBOE S&P 500 Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $4,090.00	25	11,288,875	1,813
CBOE S&P 500 Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $4,100.00	25	11,288,875	1,938
CME Bitcoin Future, February 2022 Settlement, Expires 02/28/2022, Strike Price $25,000.00	45	8,342,078	34,875
CME Bitcoin Future, February 2022 Settlement, Expires 02/28/2022, Strike Price $26,000.00	60	11,122,770	55,500
CME Bitcoin Future, February 2022 Settlement, Expires 02/28/2022, Strike Price $27,000.00	70	12,976,565	77,000
CME Bitcoin Future, February 2022 Settlement, Expires 02/28/2022, Strike Price $28,000.00	50	9,268,975	67,500
Coffee ‘C’ Future, March 2022 Settlement, Expires 02/10/2022, Strike Price $210.00	7	617,138	735
Coffee ‘C’ Future, March 2022 Settlement, Expires 02/10/2022, Strike Price $212.50	36	3,173,850	5,130
Coffee ‘C’ Future, March 2022 Settlement, Expires 02/10/2022, Strike Price $215.00	39	3,438,338	7,751
Coffee ‘C’ Future, March 2022 Settlement, Expires 02/10/2022, Strike Price $217.50	24	2,115,900	6,750
Coffee ‘C’ Future, March 2022 Settlement, Expires 02/10/2022, Strike Price $220.00	28	2,468,550	11,130

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Coffee ‘C’ Future, March 2022 Settlement, Expires 02/10/2022, Strike Price $222.50	84	7,405,650	$48,195
Coffee ‘C’ Future, March 2022 Settlement, Expires 02/10/2022, Strike Price $225.00	2	176,325	1,613
Corn Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $570.00	25	782,500	1,094
Corn Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $580.00	141	4,413,300	8,813
Corn Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $585.00	159	4,976,700	12,919
Corn Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $590.00	29	907,700	3,081
Corn Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $595.00	226	7,073,800	32,487
Corn Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $600.00	415	12,989,500	80,406
Corn Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $605.00	275	8,607,500	68,750
Corn Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $610.00	169	5,289,700	54,925
Corn Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $615.00	68	2,128,400	28,475
Corn Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $620.00	8	250,400	4,250
Corn Future, April 2022 Settlement, Expires 03/25/2022, Strike Price $585.00	78	2,441,400	27,300
Corn Future, April 2022 Settlement, Expires 03/25/2022, Strike Price $590.00	134	4,194,200	56,113
Corn Future, April 2022 Settlement, Expires 03/25/2022, Strike Price $595.00	11	344,300	5,500
Cotton Future, March 2022 Settlement, Expires 02/11/2022, Strike Price $98.00	13	829,205	65
Cotton Future, March 2022 Settlement, Expires 02/11/2022, Strike Price $99.00	33	2,104,905	165
Cotton Future, March 2022 Settlement, Expires 02/11/2022, Strike Price $100.00	53	3,380,605	265
Cotton Future, March 2022 Settlement, Expires 02/11/2022, Strike Price $101.00	80	5,102,800	400
Cotton Future, March 2022 Settlement, Expires 02/11/2022, Strike Price $102.00	105	6,697,425	1,050
Cotton Future, March 2022 Settlement, Expires 02/11/2022, Strike Price $103.00	137	8,738,545	1,370
Cotton Future, March 2022 Settlement, Expires 02/11/2022, Strike Price $104.00	118	7,526,630	1,180
Cotton Future, March 2022 Settlement, Expires 02/11/2022, Strike Price $105.00	22	1,403,270	330
Cotton Future, March 2022 Settlement, Expires 02/11/2022, Strike Price $106.00	12	765,420	180
Cotton Future, March 2022 Settlement, Expires 02/11/2022, Strike Price $107.00	1	63,785	20
Cotton Future, March 2022 Settlement, Expires 02/11/2022, Strike Price $114.00	25	1,594,625	1,625
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $56.00	17	1,498,550	850
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $57.00	35	3,085,250	2,100
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $57.50	5	440,750	300
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $58.00	11	969,650	660
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $58.50	5	440,750	300
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $59.00	16	1,410,400	1,120
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $59.50	15	1,322,250	1,050
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $60.00	21	1,851,150	1,470
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $60.50	5	440,750	400
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $61.00	16	1,410,400	1,280
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $61.50	16	1,410,400	1,280
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $62.00	10	881,500	900
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $62.50	22	1,939,300	1,980
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $63.00	24	2,115,600	2,160
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $74.75	11	969,650	4,180
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $75.00	10	881,500	4,000
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $75.25	5	440,750	2,050

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $75.50	5	440,750	$2,150
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $76.00	5	440,750	2,300
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $76.50	5	440,750	2,450
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $76.75	15	1,322,250	7,650
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $77.00	15	1,322,250	7,950
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $77.25	12	1,057,800	6,720
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $77.50	17	1,498,550	9,860
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $77.75	20	1,763,000	12,000
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $78.00	19	1,674,850	11,780
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $78.25	15	1,322,250	9,750
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $78.50	37	3,261,550	24,790
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $78.75	24	2,115,600	16,800
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $79.00	14	1,234,100	10,220
Crude Oil Future, April 2022 Settlement, Expires 02/23/2022, Strike Price $79.25	10	881,500	7,600
Euro FX Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $1.1200	4	565,000	950
Euro FX Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $1.1275	5	706,250	3,188
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,705.00	11	1,976,040	4,070
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,720.00	10	1,796,400	4,900
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,725.00	17	3,053,880	9,180
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,730.00	39	7,005,960	23,010
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,735.00	5	898,200	3,300
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,740.00	27	4,850,280	19,440
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,745.00	75	13,473,000	60,000
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,750.00	85	15,269,400	75,650
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,755.00	81	14,550,840	80,190
Gold Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $1,760.00	29	5,209,560	31,900
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $406.00	11	1,189,238	8,800
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $407.00	18	1,946,025	15,300
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $408.00	10	1,081,125	8,875
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $409.00	10	1,081,125	9,500
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $410.00	10	1,081,125	10,000
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $411.00	20	2,162,250	21,000
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $412.00	25	2,702,813	27,813
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $413.00	20	2,162,250	23,500
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $414.00	36	3,892,050	44,550
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $415.00	27	2,919,038	35,100
HG Copper Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $416.00	22	2,378,475	30,250
Japanese Yen Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $85.50	65	7,067,938	406
Japanese Yen Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $85.75	45	4,893,188	844
Japanese Yen Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $86.00	75	8,155,313	2,344
Japanese Yen Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $86.25	50	5,436,875	3,125
Japanese Yen Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $86.50	58	6,306,775	6,525
Japanese Yen Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $87.00	83	9,025,213	28,012

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Japanese Yen Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $87.50	25	2,718,438	$19,062
Japanese Yen Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $84.50	25	2,718,438	1,250
Japanese Yen Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $85.50	36	3,914,550	5,850
Japanese Yen Future, March 2022 Settlement, Expires 03/04/2022, Strike Price $86.00	25	2,718,438	7,500
Lean Hogs Future, February 2022 Settlement, Expires 02/14/2022, Strike Price $66.00	17	601,664	170
Lean Hogs Future, February 2022 Settlement, Expires 02/14/2022, Strike Price $67.00	46	1,628,032	460
Lean Hogs Future, February 2022 Settlement, Expires 02/14/2022, Strike Price $68.00	33	1,167,936	330
Lean Hogs Future, February 2022 Settlement, Expires 02/14/2022, Strike Price $69.00	25	884,800	250
Lean Hogs Future, February 2022 Settlement, Expires 02/14/2022, Strike Price $71.00	20	707,840	200
Lean Hogs Future, February 2022 Settlement, Expires 02/14/2022, Strike Price $73.00	25	884,800	500
Lean Hogs Future, February 2022 Settlement, Expires 02/14/2022, Strike Price $76.00	25	884,800	500
Live Cattle Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $130.00	25	1,395,800	250
Live Cattle Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $131.00	33	1,842,456	330
Live Cattle Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $132.00	41	2,289,112	410
Live Cattle Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $133.00	39	2,177,448	780
Live Cattle Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $134.00	26	1,451,632	1,040
Live Cattle Future, February 2022 Settlement, Expires 02/04/2022, Strike Price $135.00	25	1,395,800	1,250
NASDAQ 100 Stock Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $12,575.00	2	2,986,010	230
NASDAQ 100 Stock Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $12,600.00	2	2,986,010	250
NASDAQ 100 Stock Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $12,625.00	4	5,972,020	530
NASDAQ 100 Stock Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $12,650.00	1	1,493,005	140
NASDAQ 100 Stock Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $12,675.00	4	5,972,020	590
NASDAQ 100 Stock Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $12,700.00	4	5,972,020	630
Natural Gas Euro Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $3.50	1	48,700	97
Natural Gas Euro Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $3.55	57	2,775,900	6,612
Natural Gas Euro Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $3.60	96	4,675,200	13,344
Natural Gas Euro Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $3.65	138	6,720,600	22,770
Natural Gas Euro Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $3.70	172	8,376,400	33,712
Natural Gas Euro Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $3.75	196	9,545,200	45,472
Natural Gas Euro Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $3.80	27	1,314,900	7,398
Russell 2000 Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $1,710.00	50	10,142,250	1,875
Russell 2000 Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $1,715.00	50	10,142,250	1,875
Russell 2000 Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $1,725.00	3	608,535	120
S&P 500 DOW Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $4,035.00	37	16,707,535	1,943
S&P 500 DOW Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $4,045.00	31	13,998,205	1,705
S&P 500 DOW Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $4,055.00	61	27,544,855	3,508
S&P 500 DOW Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $4,065.00	50	22,577,750	3,125
S&P 500 DOW Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $4,085.00	25	11,288,875	1,750
S&P 500 DOW Index, February 2022 Settlement, Expires 02/04/2022, Strike Price $4,095.00	25	11,288,875	1,875
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $20.45	3	335,850	1,508
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $20.50	3	335,850	1,620
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $21.00	10	1,119,500	8,277
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $21.10	31	3,470,450	29,295

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $21.20	1	111,950	$1,040
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $21.25	26	2,910,700	28,210
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $21.40	5	559,750	6,225
Silver Future, March 2022 Settlement, Expires 02/23/2022, Strike Price $21.50	5	559,750	6,825
Soybean Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $1,300.00	17	1,266,925	425
Soybean Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $1,310.00	10	745,250	312
Soybean Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $1,320.00	46	3,428,150	1,438
Soybean Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $1,330.00	77	5,738,425	2,887
Soybean Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $1,340.00	107	7,974,175	4,012
Soybean Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $1,350.00	116	8,644,900	5,075
Soybean Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $1,360.00	200	14,905,000	11,250
Soybean Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $1,370.00	164	12,222,100	10,250
Soybean Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $1,380.00	54	4,024,350	4,387
Soybean Meal Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $350.00	6	251,340	60
Soybean Meal Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $355.00	10	418,900	100
Soybean Meal Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $360.00	32	1,340,480	480
Soybean Meal Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $365.00	65	2,722,850	1,300
Soybean Meal Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $370.00	87	3,644,430	2,610
Soybean Meal Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $375.00	111	4,649,790	4,440
Soybean Meal Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $380.00	85	3,560,650	4,675
Soybean Meal Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $385.00	160	6,702,400	12,000
Soybean Meal Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $390.00	89	3,728,210	9,790
Soybean Meal Future, March 2022 Settlement, Expires 02/18/2022, Strike Price $395.00	100	4,189,000	18,000
Sugar Future, March 2022 Settlement, Expires 02/15/2022, Strike Price $17.25	27	550,973	1,814
Sugar Future, March 2022 Settlement, Expires 02/15/2022, Strike Price $17.50	75	1,530,480	8,400
Sugar Future, March 2022 Settlement, Expires 02/15/2022, Strike Price $17.75	150	3,060,960	26,880
Sugar Future, March 2022 Settlement, Expires 02/15/2022, Strike Price $18.00	275	5,611,760	77,000
Sugar Future, March 2022 Settlement, Expires 02/15/2022, Strike Price $18.25	177	3,611,933	73,349
Sugar Future, March 2022 Settlement, Expires 02/15/2022, Strike Price $18.50	273	5,570,947	158,995
Sugar Future, March 2022 Settlement, Expires 02/15/2022, Strike Price $18.75	177	3,611,933	138,768

TOTAL PUT OPTIONS (Premiums Received $6,255,832)			2,789,641

TOTAL WRITTEN OPTIONS (Premiums Received $12,610,083)			$14,797,036

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Australian Dollar, March 2022 Settlement	197	$13,936,765	$(124,588)
British Pound, March 2022 Settlement	208	17,491,500	(108,047)
Coffee ‘C’, March 2022 Settlement	15	1,322,437	(59,861)
Coffee ‘C’, July 2022 Settlement	52	4,574,700	23,607
Copper, July 2022 Settlement	41	4,432,100	59,718
Corn, March 2022 Settlement	203	6,353,900	(379,490)
Corn, July 2022 Settlement	41	1,269,463	(39,686)
Cotton No.2, July 2022 Settlement	4	239,320	(16,712)
Euro Stoxx 50 Index, March 2022 Settlement	100	4,654,429	209,860
FTSE China A50 Index, February 2022 Settlement	138	2,035,638	97,092
FTSE Taiwan Index, February 2022 Settlement	75	4,688,250	13,750
FTSE/JSE Top 40 Index, March 2022 Settlement	281	12,626,927	(320,113)
FTSE/MIB Index, March 2022 Settlement	31	4,661,040	201,107
Hang Seng Index, February 2022 Settlement	14	2,142,272	73,726
KC HRW Wheat, July 2022 Settlement	139	5,448,800	(20,803)
Kospi2 Index, March 2022 Settlement	143	10,575,238	1,093,717
Natural Gas, July 2022 Settlement	116	5,491,440	(956,724)
Nikkei 225, March 2022 Settlement	48	11,282,586	896,187
NY Harbor ULSD, July 2022 Settlement	2	212,982	(13,923)
OMXS30 Index, February 2022 Settlement	179	4,399,775	106,678
SGX Nifty 50 Index, February 2022 Settlement	62	2,151,214	24,073
Soybean Meal, March 2022 Settlement	60	2,513,400	(127,446)
Soybean Oil, July 2022 Settlement	13	502,320	(48,707)
Sugar #11, March 2022 Settlement	345	7,040,208	(66,032)
Wheat Future, July 2022 Settlement	143	5,437,575	6,148
WTI Crude, July 2022 Settlement	5	413,500	(33,061)

TOTAL FUTURES CONTRACTS SOLD		$135,897,779	$490,470

FUTURES CONTRACTS PURCHASED
Amsterdam Index, February 2022 Settlement	27	4,574,275	(128,251)
Brent Crude, July 2022 Settlement	70	5,989,900	433,470
Canadian Dollar, March 2022 Settlement	9	708,705	(11,618)
CAC 40 Index, February 2022 Settlement	28	2,200,849	(58,759)
CBO VIX, February 2022 Settlement	20	497,046	(25,000)
Cocoa, March 2022 Settlement	231	5,839,680	(303,988)
Copper, March 2022 Settlement	42	4,540,725	(250,608)
Cotton No.2, March 2022 Settlement	388	24,748,580	1,514,166
Euro, March 2022 Settlement	2	281,338	(3,092)
FTSE 100 Index, March 2022 Settlement	121	12,036,534	(89,043)
Gasoline RBOB, July 2022 Settlement	56	6,046,051	421,553
Gold 100 Oz, June 2022 Settlement	7	1,259,440	(8,500)
IBEX 35 Index, February 2022 Settlement	121	11,665,954	(282,703)
Japanese Yen, March 2022 Settlement	50	5,436,875	(64,494)
Lean Hogs, February 2022 Settlement	75	2,654,250	64,156
Lean Hogs, July 2022 Settlement	65	2,749,500	222,368
Live Cattle, February 2022 Settlement	15	837,450	(6,086)
Live Cattle, June 2022 Settlement	23	1,279,490	19,445
Low Su Gasoil, July 2022 Settlement	81	5,951,475	393,773
Natural Gas, March 2022 Settlement	470	22,907,800	2,684,653
Natural Gas, April 2022 Settlement	40	1,870,000	77,239
S&P/TSX 60 Index, March 2022 Settlement	59	11,853,377	(107,183)
S&P500 Emini, March 2022 Settlement	1	225,213	561
Silver, March 2022 Settlement	5	559,825	(11,687)
Silver, July 2022 Settlement	11	1,236,345	(12,431)
Soybean, March 2022 Settlement	182	13,563,550	153,440
Soybean, July 2022 Settlement	83	6,193,875	399,849
Soybean Meal, July 2022 Settlement	133	5,528,810	48,308
Soybean Oil, March 2022 Settlement	52	2,022,384	40,546
SPI 200, March 2022 Settlement	89	10,804,621	(943,908)
Sugar #11, July 2022 Settlement	1	19,712	11
Swiss Market Index, March 2022 Settlement	16	2,097,880	(110,470)

TOTAL FUTURES CONTRACTS PURCHASED		$178,181,509	$4,055,717

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	4/5/2022	Brazilian Real	2,606,325	United States Dollar	451,257	$31,593
Morgan Stanley Capital Services LLC	4/5/2022	British Pound	9,686,222	United States Dollar	13,101,448	(79,217)
Morgan Stanley Capital Services LLC	4/4/2022	Canadian Dollar	956,207	United States Dollar	752,095	53
Morgan Stanley Capital Services LLC	4/5/2022	Colombian Peso	40,499,276,749	United States Dollar	9,827,727	352,310
Morgan Stanley Capital Services LLC	4/5/2022	Euro	10,860,511	United States Dollar	12,284,009	(64,039)
Morgan Stanley Capital Services LLC	4/5/2022	Indian Rupee	775,364,321	United States Dollar	10,278,984	9,794
Morgan Stanley Capital Services LLC	4/5/2022	Indonesian Rupiah	142,237,675,644	United States Dollar	9,827,727	51,340
Morgan Stanley Capital Services LLC	4/5/2022	Japanese Yen	175,926,666	United States Dollar	1,515,068	14,770
Morgan Stanley Capital Services LLC	4/5/2022	Mexican Peso	88,528,150	United States Dollar	4,262,856	(15,874)
Morgan Stanley Capital Services LLC	4/5/2022	New Zealand Dollar	1,099,754	United States Dollar	746,814	(24,018)
Morgan Stanley Capital Services LLC	4/4/2022	Russian Ruble	790,299,685	United States Dollar	10,278,984	(219,633)
Morgan Stanley Capital Services LLC	4/5/2022	United States Dollar	13,026,782	Australian Dollar	18,042,334	265,554
Morgan Stanley Capital Services LLC	4/5/2022	United States Dollar	9,376,470	Chilean Peso	8,090,487,140	(640,160)
Morgan Stanley Capital Services LLC	4/5/2022	United States Dollar	4,134,549	Czech Koruna	91,400,821	(55,735)
Morgan Stanley Capital Services LLC	4/5/2022	United States Dollar	10,278,984	Israeli New Shekel	31,729,641	241,716
Morgan Stanley Capital Services LLC	4/7/2022	United States Dollar	451,257	New Taiwan Dollar	12,340,751	5,852
Morgan Stanley Capital Services LLC	4/5/2022	United States Dollar	12,351,541	Norwegian Krone	109,539,481	49,486
Morgan Stanley Capital Services LLC	4/5/2022	United States Dollar	451,257	Peruvian Sol	1,805,971	(16,866)
Morgan Stanley Capital Services LLC	4/4/2022	United States Dollar	9,800,000	Russian Ruble	799,680,000	(378,748)
Morgan Stanley Capital Services LLC	4/5/2022	United States Dollar	451,257	Singapore Dollar	612,191	(1,813)
Morgan Stanley Capital Services LLC	4/5/2022	United States Dollar	8,958,444	South Korean Won	10,752,990,544	52,118
Morgan Stanley Capital Services LLC	4/5/2022	United States Dollar	13,855,731	Swiss Franc	12,669,888	157,145

						$(264,372)

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE BITCOIN STRATEGY FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

	ACQUISTION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
FOREIGN GOVERNMENT AGENCY BONDS - 61.2%
Inter-American Development Bank 1.75%, 4/14/2022 (a)	8/4/2021	1,000,000	$1,003,262	$1,002,921
International Bank for Reconstruction and Development 2.13%, 7/1/2022 (a)	8/4/2021	4,500,000	4,537,744	4,528,925
European Investment Bank 2.25%, 8/15/2022 (a)	8/18/2021	1,000,000	1,011,455	1,009,659

TOTAL FOREIGN GOVERNMENT AGENCY BONDS (Cost $6,552,461)				6,541,505

			SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 154.3%
Money Market Funds - 60.9%
First American Government Obligations Fund - Class X - 0.03% (b)			3,250,150	$3,250,150
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.03% (b)			3,250,150	3,250,150

				6,500,300

			PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 93.4%
0.063%, 7/14/2022 (a)(c)			$10,000,000	$9,981,014

TOTAL SHORT-TERM INVESTMENTS ($16,497,493)				16,481,314

TOTAL INVESTMENTS (Cost $23,049,954) - 215.5%				23,022,819

OTHER LIABILITIES IN EXCESS OF ASSETS - (115.5)%				(12,339,369)

TOTAL NET ASSETS - 100.0%				$10,683,450

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is held as collateral for derivative contracts.
(b)	Rate shown is the 7-day effective yield.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
CME Bitcoin Future, February 2022 Settlement	26	$5,003,050	$(831,633)
CME Bitcoin Future, March 2022 Settlement	29	5,593,375	(534,233)

TOTAL FUTURES CONTRACTS PURCHASED		$10,596,425	$(1,365,866)

Reverse Repurchase Agreements

DESCRIPTION	PRINCIPAL VALUE	AMORTIZED COST
REVERSE REPURCHASE AGREEMENTS SOLD
Repurchase Agreement with Canadian Imperial Bank of Commerce, dated 11/29/2021, 0.15%, collateralized by $9,981,014 U.S. Treasury Bill, due 02/25/2022	$9,967,020	$9,967,020
Repurchase Agreement with Canadian Imperial Bank of Commerce, dated 01/28/2022, 0.25%, collateralized by $6,541,505 Foreign Government Agency Bonds, due 02/25/2022	6,238,661	6,238,661

TOTAL REVERSE REPURCHASE AGREEMENTS SOLD (Premiums Received $16,205,681)	$16,205,681	$16,205,681

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.

Notes to Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”), the Stone Ridge U.S. Hedged Equity Fund (the “U.S. Hedged Equity Fund”), the Stone Ridge Diversified Alternatives Fund (the “Diversified Alternatives Fund”) and the Stone Ridge Bitcoin Strategy Fund (the “Bitcoin Strategy Fund”) (together, the “Funds”) in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures, including fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Funds typically utilize an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

The Diversified Alternatives Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related securities, and the Fund’s holdings in mortgage loans, mezzanine loans and certain other types of single-family real estate debt investments, are typically fair valued based on prices provided by a third-party pricing service. Each loan and fractional loan is fair valued using inputs that take into account individual borrower-level data (e.g., payment history) that is updated periodically to reflect new information regarding the borrower or loan.

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

Reverse repurchase agreements are accounted for at amortized cost, which approximates fair value.

For investments in investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

The Diversified Alternatives Fund’s holdings in private funds are fair valued based on valuations of the Diversified Alternatives Fund’s interests in such private funds provided by the managers of such private funds or their agents. Valuations will be provided to the Diversified Alternatives Fund on a monthly or quarterly basis based on the interim unaudited financial statements of such private funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the completion of the audit of such financial statements and may fluctuate as a result. The Diversified Alternatives Fund will perform an independent review of such valuations and will consider all relevant information, including the reliability of the pricing information provided by the managers of the private funds. The Diversified

Alternatives Fund may conclude, in certain circumstances, that the valuation provided by the manager of a private fund is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Diversified Alternatives Fund may value its interests in the private fund at a discount or a premium to the valuation it receives from the private fund. Additionally, between the monthly or quarterly dates on which such private fund provides a net asset value, the valuation of the Diversified Alternatives Fund’s interest in such private fund may be adjusted more frequently based on the estimated total return that such private fund will generate during such period and other general market or private fund -specific changes the Adviser is aware of. At the end of the month or quarter, as applicable, each private investment private fund’s net asset value is adjusted based on the actual income and appreciation or depreciation realized by such private fund when the monthly or quarterly valuations and income are reported.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, a Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, a Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There was a transfer between Level 2 and 3 during the reporting period. The transfer from Level 2 to Level 3 occurred because there is no longer observable market data for these securities for the period ended January 31, 2022. The following table summarizes the inputs used to value the Funds’ investments as of January 31, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Reinsurance Fund
Assets
Event-Linked Bonds
Europe	$—	$2,754,987	$—	$2,754,987
Global	—	210,131,896	—	210,131,896
Great Britain	—	—	3,097,135	3,097,135
Jamaica	—	16,063,200	—	16,063,200
Japan	—	77,535,834	—	77,535,834
Mexico	—	16,480,672	—	16,480,672
United States	—	884,447,753	2,083,403	886,531,156

Total Event-Linked Bonds	—	1,207,414,342	5,180,538	1,212,594,880
Quota Shares and Other Reinsurance-Related Securities
Participation Notes(1)(2)	—	—	105,929,387	105,929,387
Preference Shares(1)(2)	—	—	134,619,565	134,619,565

Total Quota Shares and Other Reinsurance-Related Securities			240,548,952	240,548,952
Money Market Funds	45,366,451	—	—	45,366,451

Total Assets	$45,366,451	$1,207,414,342	$245,729,490	$1,498,510,283

U.S. Hedged Equity Fund(3)
Assets
Purchased Options	$—	$207	$—	$207
Money Market Funds	208,589	—	—	208,589
U.S. Treasury Bills	—	36,645,808	—	36,645,808

Total Assets	$208,589	$36,646,015	$—	$36,854,604

Liabilities
Written Options	$207,598	$37,675	$—	$245,273

Total Liabilities	$207,598	$37,675	$—	$245,273

Diversified Alternatives Fund
Assets
Asset Backed Securities	$—	$—	$15,899,954	$15,899,954
Investment Companies - Open End	167,045,365	—	—	167,045,365
Purchased Options	—	209,316	—	209,316
Money Market Funds	26,887,466	—	—	26,887,466
U.S. Treasury Bills	—	113,442,274	—	113,442,274

Total Assets	$193,932,831	$113,651,590	$15,899,954	$323,484,375

Liabilities
Written Options	$14,554,831	$242,204	$—	$14,797,035

Total Liabilities	$14,554,831	$242,204	$—	$14,797,035

Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$1,231,731	$—	$1,231,731
Unrealized depreciation on forward currency contracts	—	(1,496,103)	—	(1,496,103)
Unrealized appreciation on futures contracts	9,265,451	13,750	—	9,279,201
Unrealized depreciation on futures contracts	(4,412,901)	(320,113)	—	(4,733,014)

Total	$4,852,550	$(570,735)	$—	$4,281,815

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Bitcoin Strategy Fund(3)
Assets
Foreign Government Agency Bonds	$—	$6,541,505	$—	$6,541,505
Money Market Funds	6,500,300	—	—	6,500,300
U.S. Treasury Bills	—	9,981,014	—	9,981,014

Total Assets	$6,500,300	$16,522,519	$—	$23,022,819

Other Financial Instruments*
Unrealized depreciation on futures contracts	$(1,365,866)	$—	$—	$(1,365,866)

Total	$(1,365,866)	$—	$—	$(1,365,866)

(1)	Includes Level 3 investments with a value of zero.
(2)	For further security characteristics, see the Funds’ Schedules of Investments.
(3)

The Funds measure Level 3 activity as of the beginning and end of each financial reporting period. For the period ended January 31, 2022, the Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, reconciliations of assets and liabilities in which significant unobservable inputs (Level 3 securities) were used in determining fair value are not applicable.

*	Other financial instruments are derivatives, such as futures and forward currency contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended January 31, 2022:

	High Yield Reinsurance Fund			Diversified Alternatives Fund
	Event-Linked Bonds	Participation Notes	Preference Shares	Asset-Backed Securities
Beginning Balance - November 1, 2021	$6,069,513	$83,949,955	$125,333,720	$12,053,281
Acquisitions	—	65,571,120	15,000,000	4,999,873
Dispositions	(2,468,533)	(45,297,828)	—	—
Realized gains	—	90,102	—	—
Return of capital	—	(4,915)	(3,541,918)	(1,425,948)
Change in unrealized appreciation (depreciation)	(240,857)	1,620,953	(2,172,237)	272,748
Transfers in/(out) of Level 3	1,820,415	—	—	—

Ending Balance - Janaury 31, 2022	$5,180,538	$105,929,387	$134,619,565	$15,899,954

As of January 31, 2022, the change in unrealized appreciation (depreciation) on positions still held in the High Yield Reinsurance Fund was $(155,162) for Event-Linked Bonds, $1,620,953 for Participation Notes, and $(2,172,237) for Preference Shares. As of January 31, 2022, the change in unrealized appreciation (depreciation) on positions still held in the Diversified Alternatives Fund was $272,748 for Asset Backed Securities.

Unobservable inputs for participation notes and preference shares included losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments. The value of asset-backed securities is determined by the forecast performance of alternative lending loans and single-family rental homes in each security’s respective underlying asset pool and the priority the security has with respect to the cash flows of such assets. Because the securities have exposure to the underlying loans and homes, any deterioration of the assets may result in a markdown of fair values.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2022.

High Yield Reinsurance Fund

Type of Security	Industry	Fair Value at 1/31/22	Valuation Techniques	Unobservable Inputs	Range	Weighted Average (1)
Participation Notes	Financial Services	$97,385,442	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$7.2MM $0.3MM-$7.8MM	$3.5MM $5.2MM

Preference Shares	Financial Services	$117,601,025	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.1MM-$35.7MM $0.0MM-$30.0MM	$9.5MM $15.3MM

(1)	Weighted by relative fair value

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities valued by the Adviser Valuation Committee not listed above include participation notes and preference shares valued at zero as there are no anticipated future cash flows. Additionally, other Level 3 securities not listed above were priced using an indicative bid and have a value equal to $5,180,538 for Event-Linked Bonds, $8,543,945 for Participation Notes and $17,018,540 for Preference Shares.

Diversified Alternatives Fund

Type of Security	Industry	Fair Value at 1/31/22	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
Asset-Backed Securities	Financial Services	$15,899,954	Discounted Cash Flow	Constant Prepament Rate Constant Default Rate Severity Discount Rate	0.00%-22.49% 0.00%-21.48% 90.00%-100.00% 5.00%-17.00%	9.09% 6.94% 94.48% 10.67%

A reverse repurchase agreement is the sale by a fund of a security to a party for a specified price, with the simultaneous agreement by the fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to a fund. In such situations, a fund may incur losses as a result of a possible decline in the value of the underlying security during the period while a fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Funds will segregate assets determined to be liquid by the Adviser or otherwise cover its obligation under the reverse repurchase agreement.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:

High Yield Reinsurance Fund

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Event Linked Bonds	$—	$5,000,000	$—	$—	$5,000,000

Total	$—	$5,000,000	$—	$—	$5,000,000

Bitcoin Strategy Fund

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Foreign Government Agency Bonds	$—	$6,238,661	$—	$—	$6,238,661
Treasury Bills	—	9,967,020	—	—	$9,967,020

Total	$—	$16,205,681	$—	$—	$16,205,681

3. Transactions with Affiliates

The following issuers may be deemed to be affiliated with the Funds during the period ended January 31, 2022. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

Diversified Alternatives Fund(1)
Stone Ridge High Yield Reinsurance Risk Premium - Class I
November 1, 2021 Balance
Shares	12,171,767
Cost	$110,858,686
Additions
Shares	6,618,488
Cost	$58,602,616
Reductions
Shares	—
Cost	$—
January 31, 2022 Balance
Shares	18,790,255
Cost	$169,461,302
Value	$167,045,365
Dividend Income	$2,252,616
Realized Gain/(Loss)	$—
Change in Unrealized Appreciation	$(1,224,869)

(1)	The Diversified Alternatives Fund is not paying advisory fees on its holdings of the High Yield Reinsurance Fund as the Adviser is paid an advisory fee from the High Yield Reinsurance Fund.